UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3320

Fidelity Colchester Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Government Portfolio

June 30, 2006

GVP-QTLY-0806

1.803298.102

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 19.0%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Fannie Mae - 8.9%
7/28/06 to 3/30/07	3.86 to 5.31% (b)	$ 715,029	$ 713,549
Federal Home Loan Bank - 2.0%
8/2/06 to 4/25/07	5.04 to 5.27 (b)	157,295	157,089
Freddie Mac - 8.1%
7/25/06 to 7/3/07	4.01 to 5.43	652,056	643,278
TOTAL FEDERAL AGENCIES			1,513,916
U.S. Treasury Obligations - 1.4%

U.S. Treasury Bills - 1.4%
8/3/06	4.50 to 4.53	113,780	113,320
Repurchase Agreements - 81.1%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated 6/30/06 due 7/3/06 at:
5.32% (c)	$ 427,262	427,073
5.33% (c)	5,898,845	5,896,224
With UBS Warburg LLC at 5.38%, dated 6/8/06 due 3/30/07 (Collateralized by Mortgage Loan Obligations valued at $128,753,643, 6%, 2/15/29 - 7/25/36)	130,511	125,000
TOTAL REPURCHASE AGREEMENTS	6,448,297
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $8,075,533)	8,075,533
NET OTHER ASSETS - (1.5)%	(119,655)
NET ASSETS - 100%	$ 7,955,878
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(c) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (000s)
$427,073,000 due 7/3/06 at 5.32%
Banc of America Securities LLC	$ 192,183
HSBC Securities (USA), Inc.	142,358
Morgan Stanley & Co. Incorporated	92,532
$ 427,073
$5,896,224,000 due 7/3/06 at 5.33%
Bank of America, National Association	$ 1,394,618
Barclays Capital Inc.	1,510,837
BNP Paribas Securities Corp.	468,834
Citigroup Global Markets Inc..	929,746
Credit Suisse First Boston LLC	325,411
Greenwich Capital Markets, Inc.	232,436
Morgan Stanley & Co. Incorporated.	778,662
WestLB AG	255,680
$ 5,896,224
Income Tax Information
At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $8,075,533,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Institutional Money Market Funds:

Money Market Portfolio

June 30, 2006

1.803300.102
MMP-QTLY-0806

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.0%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Alliance Capital Management LP
8/15/06	5.13%	$ 9,000	$ 9,004
Certificates of Deposit - 28.9%

Domestic Certificates Of Deposit - 1.4%
Citibank NA
8/15/06	5.14	110,000	110,000
Citizens Bank of Massachusetts
7/10/06	5.15	75,000	75,000
Citizens Bank of Rhode Island
8/8/06	5.34	19,000	19,000
Countrywide Bank, Alexandria Virginia
8/15/06	5.18 (c)	52,000	51,999
Huntington National Bank, Columbus
7/24/06	5.11	15,000	15,000
Washington Mutual Bank FA
11/22/06	4.79	75,000	74,969
			345,968
London Branch, Eurodollar, Foreign Banks - 9.6%
BNP Paribas SA
12/8/06	5.33	160,000	160,000
Calyon
10/24/06 to 2/12/07	4.92 to 5.22	335,000	334,944
Credit Industriel et Commercial
9/11/06 to 4/10/07	4.76 to 5.25	541,000	541,000
Deutsche Bank AG
1/30/07	4.86	160,000	160,000
Dresdner Bank AG
8/4/06	5.11	133,000	133,000
Landesbank Hessen-Thuringen
8/7/06 to 12/8/06	4.83 to 5.36	360,000	360,000
Societe Generale
8/17/06 to 12/6/06	4.80 to 5.14	440,000	440,000
Unicredito Italiano Spa
7/21/06 to 8/3/06	5.10 to 5.12	190,000	189,998
			2,318,942
New York Branch, Yankee Dollar, Foreign Banks - 17.9%
Barclays Bank PLC
9/5/06	5.21	165,000	165,000
BNP Paribas SA
8/8/06 to 6/11/07	4.81 to 5.45	1,070,000	1,070,001
Canadian Imperial Bank of Commerce
7/17/06 to 7/24/06	5.28 (c)	385,000	385,000
Credit Suisse First Boston New York Branch
7/19/06 to 11/7/06	4.75 to 5.28 (c)	485,000	485,000

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Credit Suisse Group
6/4/07	5.40 to 5.43%	$ 267,000	$ 267,000
Deutsche Bank AG
9/5/06 to 2/5/07	4.90 to 5.24 (c)	260,000	260,000
Eurohypo AG
8/7/06 to 8/8/06	5.14 to 5.19	126,000	126,000
Mizuho Corporate Bank Ltd.
8/4/06 to 8/8/06	5.33 to 5.36	292,000	292,000
Skandinaviska Enskilda Banken AB
7/6/06	4.97 (c)	170,000	170,000
Sumitomo Mitsui Banking Corp.
7/10/06 to 8/1/06	5.16 to 5.35	194,000	194,000
Toronto-Dominion Bank
12/8/06	5.35	270,000	270,000
UBS AG
8/8/06	5.31	480,000	480,000
Unicredito Italiano Spa
11/20/06	5.26	145,000	145,000
Unicredito Italiano Spa, New York
8/10/06	5.20	45,000	44,996
			4,353,997
TOTAL CERTIFICATES OF DEPOSIT			7,018,907
Commercial Paper - 22.8%

Aegis Finance LLC
9/18/06	5.42	70,000	69,178
Aquifer Funding LLC
7/5/06 to 7/6/06	5.11 to 5.14	151,286	151,182
Bank of America Corp.
8/8/06	5.32	350,000	348,046
Bavaria TRR Corp.
7/10/06 to 7/20/06	5.28 to 5.30	73,125	73,013
Capital One Multi-Asset Execution Trust
7/18/06	5.29	90,000	89,776
Citibank Credit Card Master Trust I (Dakota Certificate Program)
8/4/06 to 9/14/06	5.21 to 5.32	171,369	169,937
Citigroup Funding, Inc.
8/31/06	5.21	20,000	19,826
ConocoPhillips
7/5/06 to 7/10/06	5.28 to 5.34	74,000	73,939
Countrywide Financial Corp.
7/19/06 to 9/5/06	5.28 to 5.29	117,000	116,380
Cullinan Finance Corp.
12/13/06	5.37 (b)	10,000	9,761
Danske Corp.
11/10/06	4.89	150,000	147,382
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
DZ Bank AG
7/10/06	5.11%	$ 115,000	$ 114,855
Emerald (MBNA Credit Card Master Note Trust)
7/6/06 to 9/8/06	5.00 to 5.33	490,920	487,436
FCAR Owner Trust
7/17/06 to 12/4/06	4.75 to 5.42	613,000	608,050
Giro Funding US Corp.
7/7/06 to 9/15/06	5.10 to 5.45	59,390	58,957
Govco, Inc.
8/28/06	5.20	40,000	39,669
Grampian Funding LLC
9/25/06 to 12/1/06	5.08 to 5.34	122,000	119,972
John Deere Capital Corp.
7/27/06	5.37	20,000	19,923
Market Street Funding Corp.
7/12/06 to 9/13/06	5.16 to 5.33	283,700	282,527
Monument Gardens Funding
7/21/06	5.29	58,000	57,830
Motown Notes Program
7/5/06 to 7/19/06	5.01 to 5.30	274,385	274,033
Park Granada LLC
7/5/06 to 12/5/06	5.11 to 5.36	263,000	261,471
Park Sienna LLC
7/6/06	5.11 to 5.12	210,644	210,495
Sigma Finance, Inc.
7/17/06	5.15 (c)	200,000	199,998
9/14/06 to 12/7/06	5.27 to 5.35 (b)	155,000	152,896
Skandinaviska Enskilda Banken AB
7/28/06	5.31 (c)	125,000	125,000
Strand Capital LLC
7/6/06 to 10/3/06	5.00 to 5.45	538,000	533,688
Stratford Receivables Co. LLC
7/5/06 to 8/16/06	5.05 to 5.37	711,117	709,565
TOTAL COMMERCIAL PAPER			5,524,785
U.S. Treasury Obligations - 0.4%

U.S. Treasury Bills - 0.4%
8/3/06	4.50	88,980	88,621
Bank Notes - 0.1%

M&I Marshall & Ilsley Bank
7/17/06	5.18 (c)	15,000	15,000
Master Notes - 1.9%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Bear Stearns Companies, Inc.
7/7/06	5.37% (c)(e)	$ 45,000	$ 45,000
Goldman Sachs Group, Inc.
7/11/06 to 8/29/06	5.23 to 5.26 (c)(e)	427,000	427,000
TOTAL MASTER NOTES			472,000
Medium-Term Notes - 24.0%

AIG Matched Funding Corp.
7/3/06 to 9/8/06	5.00 to 5.35 (c)	300,000	300,000
Allstate Life Global Funding II
7/10/06 to 7/27/06	5.19 to 5.35 (b)(c)	81,000	81,000
Australia & New Zealand Banking Group Ltd.
7/24/06	5.30 (b)(c)	44,000	44,000
Banco Santander Totta SA
7/16/06	5.28 (b)(c)	190,000	190,000
Banque Federative du Credit Mutuel (BFCM)
7/13/06	5.30 (b)(c)	143,000	143,000
Bayerische Landesbank Girozentrale
7/17/06 to 8/21/06	5.05 to 5.18 (c)	270,000	270,000
BellSouth Corp.
4/26/07	5.34 (b)	160,000	158,489
BMW U.S. Capital LLC
7/17/06	5.20 (c)	19,000	19,000
Commonwealth Bank of Australia
7/24/06	5.29 (c)	41,000	41,000
ConocoPhillips
7/11/06	5.03 (c)	42,000	42,000
Countrywide Bank, Alexandria Virginia
7/17/06	5.21 (c)	44,000	43,999
Cullinan Finance Corp.
7/7/06 to 6/25/07	5.09 to 5.38 (b)(c)	184,000	183,987
DnB NOR ASA
7/25/06	5.31 (b)(c)	279,000	279,000
Eli Lilly Services, Inc.
7/3/06	5.08 (b)(c)	40,000	40,000
General Electric Capital Corp.
7/7/06	5.15 (c)	200,000	200,000
Genworth Life Insurance Co.
7/3/06	5.19 (c)(e)	40,000	40,000
HBOS Treasury Services PLC
8/21/06	5.26 (b)(c)	18,000	18,005
9/25/06	5.53 (c)	150,000	150,000
HSBC Finance Corp.
7/6/06 to 7/24/06	5.13 to 5.35 (c)	301,000	301,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
HSBC USA, Inc.
7/17/06	5.18% (c)	$ 100,000	$ 100,000
HSH Nordbank AG
7/24/06	5.33 (b)(c)	54,000	54,000
ING USA Annuity & Life Insurance Co.
9/25/06	5.54 (c)(e)	30,000	30,000
Intesa Bank Ireland PLC
7/25/06	5.33 (b)(c)	260,000	260,000
Links Finance LLC
7/17/06 to 7/19/06	5.15 to 5.21 (b)(c)	160,000	159,989
MBIA Global Funding LLC
7/17/06	5.03 (b)(c)	23,000	23,000
Merrill Lynch & Co., Inc.
7/5/06 to 7/17/06	5.18 to 5.19 (c)	119,000	119,025
Metropolitan Life Insurance Co.
7/6/06	5.15 (b)(c)	40,994	40,994
Morgan Stanley
7/3/06 to 7/27/06	5.15 to 5.41 (c)	379,000	379,003
Nationwide Building Society
9/28/06	5.55 (b)(c)	20,000	20,008
Nordea Bank AB
8/2/06	5.29 (c)	133,000	132,948
Northern Rock PLC
7/5/06	5.13 (b)(c)	45,000	45,000
Pacific Life Global Funding
7/13/06	5.20 (c)	10,000	10,000
7/5/06	5.18 (b)(c)	25,000	25,000
RACERS
7/24/06	5.31 (b)(c)	170,000	170,000
Royal Bank of Canada
7/11/06	5.20 (c)	20,000	20,000
Royal Bank of Scotland PLC
7/21/06	5.27 (b)(c)	100,000	100,000
Security Life of Denver Insurance Co.
8/29/06	5.30 (c)(e)	20,000	20,000
SLM Corp.
9/30/06	4.74	25,000	24,916
Societe Generale
7/31/06	5.30 (c)	360,000	359,898
Travelers Insurance Co.
7/1/06	4.92 (c)(e)	30,000	30,000
UniCredito Italiano Bank (Ireland) PLC
7/17/06	5.21 (b)(c)	175,000	175,000
7/31/06	5.32 (c)	95,000	94,974

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Verizon Global Funding Corp.
9/15/06	5.44% (b)(c)	$ 272,000	$ 272,000
Wachovia Asset Securitization Issuance LLC
7/25/06	5.31 (b)(c)	13,133	13,133
Washington Mutual Bank
8/25/06 to 8/31/06	5.19 to 5.21 (c)	193,000	193,000
Washington Mutual Bank FA
7/17/06 to 7/24/06	5.18 to 5.30 (c)	84,000	84,000
Washington Mutual Bank, California
7/26/06 to 9/20/06	4.98 to 5.39 (c)	181,000	181,000
WestLB AG
7/10/06 to 9/29/06	5.21 to 5.53 (b)(c)	117,000	117,000
Westpac Banking Corp.
9/11/06	5.34 (c)	40,000	40,000
TOTAL MEDIUM-TERM NOTES			5,838,368
Short-Term Notes - 2.5%

Hartford Life Insurance Co.
9/1/06	5.38 (c)(e)	65,000	65,000
Jackson National Life Insurance Co.
7/1/06	5.13 (c)(e)	47,000	47,000
Metropolitan Life Insurance Co.
7/28/06	5.44 (b)(c)	25,000	25,000
7/3/06	5.11 (c)(e)	65,000	65,000
Monumental Life Insurance Co.
7/3/06	5.25 to 5.28 (c)(e)	91,000	91,000
New York Life Insurance Co.
9/29/06	5.58 (c)(e)	215,000	215,000
Transamerica Occidental Life Insurance Co.
8/1/06	5.32 (c)(e)	95,000	95,000
TOTAL SHORT-TERM NOTES			603,000
Asset-Backed Securities - 0.1%

Wind Master Trust Notes
9/25/06	5.08 (b)(c)	16,000	16,000
Wind Trust
2/25/07	5.08 (b)(c)	19,000	19,000
TOTAL ASSET-BACKED SECURITIES			35,000
Repurchase Agreements - 20.7%
	Maturity Amount (000s)	Value (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated 6/30/06 due 7/3/06 at 5.32%	$ 18,639	$ 18,631
With:
Banc of America Securities LLC at:
5.36%, dated 6/30/06 due 7/3/06 (Collateralized by Commercial Paper Obligations valued at $32,640,001, 0%, 7/27/06 - 8/24/06)	32,014	32,000
5.37%, dated 6/30/06 due 7/3/06 (Collateralized by Corporate Obligations valued at $714,000,000, 5.25% - 9.25%, 6/15/10 - 1/5/36)	700,313	700,000
Citigroup Global Markets, Inc. at:
5.36%, dated 6/30/06 due 7/3/06 (Collateralized by Corporate Obligations valued at $410,040,000, 5.6% - 7.75%, 6/15/08 - 6/15/36)	402,180	402,000
5.37%, dated 6/30/06 due 7/3/06 (Collateralized by Mortgage Loan Obligations valued at $144,900,001, 3.41% - 7.1%, 6/15/17 - 10/20/45)	138,062	138,000
5.41%, dated 6/30/06 due 7/3/06 (Collateralized by Corporate Obligations valued at $682,532,513, 0% - 10.88%, 8/15/06 - 11/25/35)	650,293	650,000
Credit Suisse First Boston, Inc. at 5.38%, dated 6/30/06 due 7/3/06 (Collateralized by Corporate Obligations valued at $433,503,284, 3.85% - 9.5%, 8/8/06 - 5/1/42)	425,191	425,000
Goldman Sachs & Co. at 5.41%, dated:
5/23/06 due 8/21/06 (Collateralized by Mortgage Loan Obligations valued at $433,500,001, 1.07% - 8.52%, 10/10/12 - 7/25/46) (c)(d)	430,748	425,000
6/30/06 due 7/3/06:
(Collateralized by Corporate Obligations valued at $315,000,598, 0% - 9%, 11/15/06 - 6/15/36)	300,135	300,000
(Collateralized by Corporate Obligations valued at $59,160,000, 5.98% - 8.52%, 10/10/12 - 5/25/36)	58,026	58,000

	Maturity Amount (000s)	Value (000s)
Lehman Brothers, Inc. At 5.43%, dated 6/30/06 due 7/3/06 (Collateralized by Corporate Obligations valued at $945,000,879, 0% - 14.12%, 5/15/06 - 12/22/35)	$ 900,407	$ 900,000
Merrill Lynch, Pierce, Fenner & Smith At 5.35%, dated 6/30/06 due 7/3/06 (Collateralized by Mortgage Loan Obligations valued at $1,018,500,536, 0% - 6.95%, 12/25/30 - 1/25/46)	970,433	970,000
TOTAL REPURCHASE AGREEMENTS		5,018,631
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $24,623,316)	24,623,316
NET OTHER ASSETS - (1.4)%	(345,498)
NET ASSETS - 100%	$ 24,277,818
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,835,262,000 or 11.7% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,170,000,000 or 4.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Bear Stearns Companies, Inc. 5.37%, 7/7/06	5/1/06	$ 45,000
Genworth Life Insurance Co. 5.19%, 7/3/06	4/3/06	$ 40,000
Goldman Sachs Group, Inc.: 5.23%, 7/11/06	10/11/05	$ 206,000
5.26%, 8/29/06	8/26/04	$ 221,000
Hartford Life Insurance Co. 5.38%, 9/1/06	12/16/03	$ 65,000
ING USA Annuity & Life Insurance Co. 5.54%, 9/25/06	6/23/05	$ 30,000
Jackson National Life Insurance Co. 5.13%, 7/1/06	3/31/03	$ 47,000
Metropolitan Life Insurance Co. 5.11%, 7/3/06	3/26/02	$ 65,000
Monumental Life Insurance Co.: 5.25%, 7/3/06	7/31/98 - 9/17/98	$ 36,000
5.28%, 7/3/06	3/12/99	$ 55,000
New York Life Insurance Co. 5.58%, 9/29/06	2/28/02 - 12/19/02	$ 215,000
Security Life of Denver Insurance Co. 5.30%, 8/29/06	8/26/05	$ 20,000
Transamerica Occidental Life Insurance Co. 5.32%, 8/1/06	4/28/00	$ 95,000
Travelers Insurance Co. 4.92%, 7/1/06	3/31/06	$ 30,000
Income Tax Information
At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $24,623,316,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report
for

Fidelity ® Institutional Money Market Funds:

Prime Money Market Portfolio

June 30, 2006

DOM-QTLY-0806

1.803301.102

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 28.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.9%
Citibank NA
8/15/06	5.14%	$ 70,000	$ 70,000
Citizens Bank of Massachusetts
7/10/06	5.15	50,000	50,000
Citizens Bank of Rhode Island
8/8/06	5.34	13,000	13,000
			133,000
London Branch, Eurodollar, Foreign Banks - 9.3%
BNP Paribas SA
12/8/06	5.33	105,000	105,000
Calyon
10/24/06 to 2/12/07	4.92 to 5.22	230,000	229,964
Credit Industriel et Commercial
9/11/06 to 4/10/07	4.76 to 5.25	534,000	534,000
Deutsche Bank AG
1/30/07	4.86	105,000	105,000
Dresdner Bank AG
8/4/06	5.11	94,000	94,000
Landesbank Hessen-Thuringen
12/8/06	5.36	105,000	105,000
Societe Generale
11/7/06 to 12/6/06	4.80 to 4.91	140,000	140,000
Unicredito Italiano Spa
7/21/06 to 8/3/06	5.10 to 5.12	135,000	134,999
			1,447,963
New York Branch, Yankee Dollar, Foreign Banks - 18.0%
Barclays Bank PLC
9/5/06	5.21	110,000	110,000
BNP Paribas SA
8/8/06 to 6/11/07	4.81 to 5.45	720,000	719,998
Canadian Imperial Bank of Commerce
7/24/06	5.28 (c)	170,000	170,000
Credit Suisse First Boston New York Branch
7/19/06 to 11/7/06	4.75 to 5.43 (c)	435,000	435,000
Credit Suisse Group
6/4/07	5.40 to 5.43	179,000	179,000
Deutsche Bank AG
9/5/06 to 2/5/07	4.90 to 5.24 (c)	135,000	135,000
Mizuho Corporate Bank Ltd.
8/4/06 to 8/8/06	5.33 to 5.36	198,000	198,000
Skandinaviska Enskilda Banken AB
7/6/06	4.97 (c)	115,000	115,000
Sumitomo Mitsui Banking Corp.
7/10/06 to 8/1/06	5.16 to 5.35	130,000	130,000

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Toronto-Dominion Bank
12/8/06	5.35%	$ 180,000	$ 180,000
UBS AG
8/8/06	5.31	325,000	325,000
Unicredito Italiano Spa
11/20/06	5.26	100,000	100,000
			2,796,998
TOTAL CERTIFICATES OF DEPOSIT			4,377,961
Commercial Paper - 26.1%

Aegis Finance LLC
9/18/06	5.42	45,000	44,471
Aquifer Funding LLC
7/5/06 to 7/6/06	5.11 to 5.14	195,000	194,878
Bank of America Corp.
8/8/06	5.32	245,000	243,632
Bavaria TRR Corp.
7/10/06 to 7/20/06	5.30 to 5.31	78,455	78,298
Citibank Credit Card Master Trust I (Dakota Certificate Program)
7/20/06 to 9/14/06	5.21 to 5.32	222,440	221,155
Citigroup Funding, Inc.
7/19/06 to 8/31/06	5.05 to 5.21	25,000	24,875
Cullinan Finance Corp.
9/8/06 to 12/13/06	5.26 to 5.37 (b)	48,582	48,028
Danske Corp.
11/10/06	4.94	100,000	98,255
DZ Bank AG
7/10/06 to 7/24/06	5.07 to 5.11	147,000	146,689
Emerald (MBNA Credit Card Master Note Trust)
7/6/06 to 9/7/06	5.00 to 5.28	231,550	230,166
FCAR Owner Trust
7/18/06 to 12/4/06	4.75 to 5.42	333,000	329,800
Giro Funding US Corp.
7/7/06 to 9/15/06	5.10 to 5.45	41,000	40,703
Govco, Inc.
8/28/06 to 9/8/06	5.20 to 5.26	105,000	104,048
Grampian Funding LLC
12/1/06	5.34	40,000	39,116
K2 (USA) LLC
8/3/06	4.82 (b)	78,500	78,161
Market Street Funding Corp.
7/12/06 to 9/13/06	5.16 to 5.33	356,195	354,870
Monument Gardens Funding
7/13/06 to 7/24/06	5.06 to 5.30	145,548	145,245
Motown Notes Program
7/5/06 to 7/17/06	5.01 to 5.31	164,839	164,645
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Park Granada LLC
7/5/06 to 12/4/06	5.11 to 5.36%	$ 172,314	$ 171,093
Park Sienna LLC
7/10/06	5.16	58,572	58,497
Sigma Finance, Inc.
7/17/06	5.15 (c)	100,000	99,999
9/14/06 to 12/7/06	5.27 to 5.35 (b)	130,000	127,985
Skandinaviska Enskilda Banken AB
7/28/06	5.31 (c)	50,000	50,000
Strand Capital LLC
7/6/06 to 10/3/06	5.00 to 5.46	196,000	193,878
Stratford Receivables Co. LLC
7/5/06 to 8/16/06	5.05 to 5.33	634,498	633,163
Three Rivers Funding Corp.
7/18/06	5.29	73,856	73,672
Yorktown Capital LLC
7/21/06	5.30	59,764	59,589
TOTAL COMMERCIAL PAPER			4,054,911
Federal Agencies - 0.1%

Agency Coupons - 0.1%
Overseas Private Invt Corp. U.S. Government guaranteed participation certificates
7/7/06	5.35 (c)	14,163	14,163
Bank Notes - 0.1%

M&I Marshall & Ilsley Bank
7/17/06	5.18 (c)	11,000	11,000
Master Notes - 1.6%

Bear Stearns Companies, Inc.
7/7/06	5.37 (c)(e)	35,000	35,000
Goldman Sachs Group, Inc.
7/10/06 to 8/29/06	5.20 to 5.26 (c)(e)	206,000	206,000
TOTAL MASTER NOTES			241,000
Medium-Term Notes - 23.6%

AIG Matched Funding Corp.
7/3/06 to 9/8/06	5.00 to 5.35 (c)	210,000	210,000

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Allstate Life Global Funding II
7/10/06 to 7/27/06	5.19 to 5.35% (b)(c)	$ 31,000	$ 31,000
American Express Credit Corp.
7/5/06	5.23 (c)	95,000	95,011
ASIF Global Financing XXX
7/24/06	5.31 (b)(c)	50,000	50,000
Australia & New Zealand Banking Group Ltd.
7/24/06	5.30 (b)(c)	26,000	26,000
Banque Federative du Credit Mutuel (BFCM)
7/13/06	5.30 (b)(c)	100,000	100,000
Bayerische Landesbank Girozentrale
7/17/06 to 8/21/06	5.05 to 5.18 (c)	135,000	135,000
BMW U.S. Capital LLC
7/17/06	5.20 (c)	16,000	16,000
BNP Paribas SA
7/26/06	5.29 (b)(c)	100,000	100,000
Commonwealth Bank of Australia
7/24/06	5.29 (c)	26,000	26,000
Cullinan Finance Corp.
7/25/06 to 6/25/07	5.14 to 5.46 (b)(c)	121,000	120,992
DnB NOR ASA
7/25/06	5.31 (b)(c)	185,000	185,000
Eli Lilly Services, Inc.
7/3/06	5.08 (b)(c)	25,000	25,000
GE Capital Assurance Co.
7/1/06	5.19 (c)(e)	15,000	15,000
General Electric Capital Corp.
7/7/06 to 7/17/06	5.15 to 5.35 (c)	377,500	377,587
Hartford Life Global Funding Trust
7/17/06	5.22 (c)	35,000	35,000
HSBC Finance Corp.
7/24/06	5.35 (c)	37,000	37,000
HSBC USA, Inc.
7/17/06	5.18 (c)	45,000	45,000
HSH Nordbank AG
7/24/06	5.33 (b)(c)	36,000	36,000
ING USA Annuity & Life Insurance Co.
9/25/06	5.54 (c)(e)	18,000	18,000
Intesa Bank Ireland PLC
7/25/06	5.33 (b)(c)	170,000	170,000
Links Finance LLC
7/17/06	5.15 (b)(c)	60,000	59,996
MBIA Global Funding LLC
7/17/06	5.03 (b)(c)	15,000	15,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Merrill Lynch & Co., Inc.
7/5/06 to 7/17/06	5.18 to 5.42% (c)	$ 97,000	$ 97,027
Metropolitan Life Insurance Co.
7/6/06	5.15 (b)(c)	29,087	29,087
Morgan Stanley
7/3/06 to 7/27/06	5.15 to 5.41 (c)	275,000	275,005
Nordea Bank AB
8/2/06	5.29 (c)	89,000	88,965
Pacific Life Global Funding
7/13/06	5.20 (c)	5,000	5,000
7/5/06	5.18 (b)(c)	22,500	22,500
RACERS
7/24/06	5.31 (b)(c)	65,000	65,000
Royal Bank of Scotland PLC
7/21/06	5.27 (b)(c)	85,000	85,000
Security Life of Denver Insurance Co.
8/29/06	5.30 (c)(e)	14,000	14,000
Societe Generale
7/3/06	5.08 (b)(c)	76,000	76,000
7/31/06	5.30 (c)	250,000	249,929
UniCredito Italiano Bank (Ireland) PLC
7/17/06	5.21 (b)(c)	120,000	120,000
7/31/06	5.32 (c)	65,000	64,982
Wachovia Asset Securitization Issuance LLC
7/25/06	5.31 (b)(c)	9,850	9,850
Washington Mutual Bank
8/25/06 to 8/31/06	5.19 to 5.21 (c)	131,000	131,000
Washington Mutual Bank FA
7/17/06 to 7/24/06	5.18 to 5.30 (c)	58,000	58,000
Washington Mutual Bank, California
7/26/06 to 9/20/06	4.98 to 5.39 (c)	121,000	121,000
Wells Fargo & Co.
7/3/06 to 7/17/06	5.16 to 5.19 (c)	120,000	120,001
WestLB AG
7/10/06 to 9/29/06	5.21 to 5.53 (b)(c)	92,000	92,000
Westpac Banking Corp.
9/11/06	5.34 (c)	15,000	15,000
TOTAL MEDIUM-TERM NOTES			3,667,932
Short-Term Notes - 1.4%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Hartford Life Insurance Co.
9/1/06	5.38% (c)(e)	$ 25,000	$ 25,000
Jackson National Life Insurance Co.
7/1/06	5.13 (c)(e)	10,000	10,000
Metropolitan Life Insurance Co.
7/28/06	5.44 (b)(c)	10,000	10,000
7/3/06	5.11 (c)(e)	30,000	30,000
Monumental Life Insurance Co.
7/3/06	5.25 to 5.28 (c)(e)	20,000	20,000
New York Life Insurance Co.
9/29/06	5.58 (c)(e)	95,000	95,000
Transamerica Occidental Life Insurance Co.
8/1/06	5.32 (c)(e)	35,000	35,000
TOTAL SHORT-TERM NOTES			225,000
Asset-Backed Securities - 0.1%

Wind Master Trust Notes
9/25/06	5.08 (b)(c)	11,000	11,000
Wind Trust
2/25/07	5.08 (b)(c)	12,000	12,000
TOTAL ASSET-BACKED SECURITIES			23,000
Municipal Securities - 0.6%

LoanStar Assets Partners LP Student Ln. Rev. Series A, 5.37%, VRDN (c)	50,000		50,000
Mississippi Gen. Oblig. Series B, 5.20%, VRDN (c)	50,115		50,115
TOTAL MUNICIPAL SECURITIES		100,115
Repurchase Agreements - 19.2%
	Maturity Amount (000s)	Value (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated 6/30/06 due 7/3/06 At 5.32%	$ 467	$ 467
With:
Banc of America Securities LLC at 5.36%, dated 6/30/06 due 7/3/06 (Collateralized by Commercial Paper Obligations valued at $547,740,000, 0%, 7/3/06 - 2/15/07)	537,240	537,000
Barclays Capital, Inc. at 5.42%, dated 6/30/06 due 7/3/06 (Collateralized by Equity Securities valued at $142,793,313 and by Corporate Obligations valued at $35,706,741, 0.5%, 2/1/24)	170,077	170,000
Citigroup Global Markets, Inc. at:
5.37%, dated 6/30/06 due 7/3/06 (Collateralized by Corporate Obligations valued at $260,100,001, 4.25% - 8.38%, 11/15/09 - 1/15/16)	255,114	255,000
5.4%, dated 6/30/06 due 7/3/06 (Collateralized by Commercial Paper Obligations valued at $510,000,000, 0%, 7/3/06 - 10/23/06)	500,225	500,000
Deutsche Bank Securities, Inc. at 5.38%, dated 6/30/06 due 7/3/06 (Collateralized by Mortgage Loan Obligations valued at $459,000,000, 5.5% - 5.96%, 8/28/09 - 6/25/36)	450,202	450,000
Goldman Sachs & Co. at:
5.38%, dated 6/30/06 due 7/3/06 (Collateralized by Mortgage Loan Obligations valued at $247,800,000, 5.25% - 6%, 11/25/35 - 5/25/46)	236,106	236,000
5.41%, dated 5/23/06 due 8/21/06 (Collateralized by Mortgage Loan Obligations valued at $357,000,000, 0.54% - 9.82%, 8/20/09 - 5/25/46) (c)(d)	354,734	350,000
Merrill Lynch, Pierce, Fenner & Smith at 5.41%, dated 6/30/06 due 7/3/06 (Collateralized by Equity Securities valued at $186,991,134 and by Corporate Obligations valued at $321,288,504, 0% - 9%, 6/29/07 - 6/1/36)	492,222	492,000
TOTAL REPURCHASE AGREEMENTS		2,990,467
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $15,705,549)	15,705,549
NET OTHER ASSETS - (1.0)%	(161,927)
NET ASSETS - 100%	$ 15,543,622
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,705,599,000 or 11.0% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $503,000,000 or 3.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Bear Stearns Companies, Inc. 5.37%, 7/7/06	5/1/06	$ 35,000
GE Capital Assurance Co. 5.19%, 7/1/06	7/28/05	$ 15,000
Goldman Sachs Group, Inc.: 5.20%, 7/10/06	1/9/06	$ 59,000
5.23%, 7/11/06	10/11/05	$ 16,000
5.23%, 7/10/06	11/10/05	$ 60,000
5.26%, 8/29/06	8/26/04	$ 71,000
Hartford Life Insurance Co. 5.38%, 9/1/06	12/16/03	$ 25,000
ING USA Annuity & Life Insurance Co. 5.54%, 9/25/06	6/23/05	$ 18,000
Jackson National Life Insurance Co. 5.13%, 7/1/06	3/31/03	$ 10,000
Metropolitan Life Insurance Co. 5.11%, 7/3/06	3/26/02	$ 30,000
Monumental Life Insurance Co.: 5.25%, 7/3/06	9/17/98	$ 10,000
5.28%, 7/3/06	3/12/99	$ 10,000
New York Life Insurance Co. 5.58%, 9/29/06	2/28/02 - 12/19/02	$ 95,000
Security Life of Denver Insurance Co. 5.30%, 8/29/06	8/26/05	$ 14,000
Transamerica Occidental Life Insurance Co. 5.32%, 8/1/06	4/28/00	$ 35,000
Income Tax Information
At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $15,705,549,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Tax-Exempt Portfolio

June 30, 2006

TAX-QTLY-0806

1.803304.102

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.9%
	Principal Amount (000s)	Value (000s)
Alabama - 1.6%
Alabama Gen. Oblig. Participating VRDN Series MS 668, 4.01% (Liquidity Facility Morgan Stanley) (c)(e)	$ 6,623	$ 6,623
Birmingham Spl. Care Facilities Auth. Rev. Participating VRDN Series AAB 20, 4.01% (Liquidity Facility ABN-AMRO Bank NV) (c)(e)	17,190	17,190
Health Care Auth. for Baptist Health Series A2, 3.96% (MBIA Insured), VRDN (c)	50,000	50,000
Jefferson County Swr. Rev.:
Participating VRDN:
Series EGL 02 6020 Class A, 4.02% (Liquidity Facility Citibank NA, New York) (c)(e)	9,830	9,830
Series MS 00 397, 4.01% (Liquidity Facility Morgan Stanley) (c)(e)	8,545	8,545
Series 2002 C2, 4% (XL Cap. Assurance, Inc. Insured), VRDN (c)	7,300	7,300
Series 2003 B7, 3.98% (XL Cap. Assurance, Inc. Insured), VRDN (c)	6,000	6,000
Subseries 2003 B6, 3.98% (XL Cap. Assurance, Inc. Insured), VRDN (c)	12,300	12,300
Montgomery AlaHA Spl. Care Facilities Fing. Auth. Prog. Rev. (Mizell Memorial Hosp. Proj.) 4.01%, LOC AmSouth Bank NA, Birmingham, VRDN (c)	5,725	5,725
Tuscaloosa Spl. Care Facilities Fing. Auth. Residential Care Family Mortgage Rev. (Capstone Village Proj.) Series C, 3.99%, LOC BNP Paribas SA, VRDN (c)	12,750	12,750
		136,263
Alaska - 0.2%
Alaska Hsg. Fin. Corp. Participating VRDN:
Series BA 97 F, 4.07% (Liquidity Facility Bank of America NA) (c)(e)	1,160	1,160
Series DB 131, 4% (Liquidity Facility Deutsche Bank AG) (c)(e)	4,920	4,920
Series PA 1298, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,000	5,000
Series Solar 06 22, 4% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	5,010	5,010
		16,090
Arizona - 1.3%
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN Series IXIS 05 5, 4% (Liquidity Facility CDC Fin.-CDC IXIS) (c)(e)	13,615	13,615
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Putters 690, 4.01% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	3,530	3,530

	Principal Amount (000s)	Value (000s)
Arizona Trans. Board Hwy. Rev. Participating VRDN Series ROC II R1038, 4.01% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(e)	$ 4,130	$ 4,130
Phoenix Civic Impt. Corp. District Rev. Participating VRDN Series PZ 85, 4.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,325	6,325
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN Series Solar 06 23, 4% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	13,400	13,400
Phoenix Gen. Oblig. Participating VRDN Series PT 1436, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	95	95
Phoenix Indl. Dev. Auth. Govt. Office Lease Rev. Participating VRDN Series Putters 1119, 4.01% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	4,120	4,120
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 1995, 4%, LOC Bank of America NA, VRDN (c)	18,000	18,000
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series PT 1512, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	1,645	1,645
Series SG 03 160, 4% (Liquidity Facility Societe Generale) (c)(e)	18,600	18,600
Series 1997 B, 3.7% 9/8/06, CP	7,200	7,200
Sun Devil Energy Ctr. LLC Rev. (Arizona State Univ. Proj.) 3.99% (FGIC Insured), VRDN (c)	19,000	19,000
		109,660
Arkansas - 0.0%
Arkansas Hosp. Equip. Fin. Auth. (Baptist Health Proj.) Series 1995, 4.02% (MBIA Insured), VRDN (c)	1,950	1,950
California - 0.7%
California Gen. Oblig. Participating VRDN Series PT 2485, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	2,980	2,980
California Pub. Works Board Lease Rev. Participating VRDN Series PT 3262, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	2,285	2,285
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series MT 234, 4.08% (Liquidity Facility Lloyds TSB Bank PLC) (c)(e)	14,995	14,995
Dublin Unified School District Participating VRDN Series PT 2633, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,015	6,015
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. Participating VRDN Series PT 1979, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	$ 7,825	$ 7,825
Los Angeles Gen. Oblig. Participating VRDN Series PT 2324, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	2,255	2,255
Pajaro Valley Unified School District Participating VRDN Series PA 1182, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	4,290	4,290
San Mateo County Trans. District Sales Tax Rev. Participating VRDN Series PT 1914, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,125	5,125
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Participating VRDN Series PT 3283, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	8,105	8,105
Sunnyvale School District Participating VRDN Series PT 2710, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	3,640	3,640
		57,515
Colorado - 3.8%
Adams & Arapahoe Counties Joint School District #28J Aurora Participating VRDN Series PT 3667, 4.01% (Liquidity Facility DEPFA BANK PLC) (c)(e)	6,430	6,430
Arapahoe County Wtr. & Wastewtr. Pub. Impt. District Participating VRDN Series PT 2174, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	4,700	4,700
Centerra Metropolitan District No. 1 Rev. 4%, LOC BNP Paribas SA, VRDN (c)	12,000	12,000
Colorado Ed. Ln. Prog. TRAN:
Series B, 6.25% 8/7/06	42,200	42,310
4% 8/7/06	29,000	29,010
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN:
Series Putters 1390, 4.04% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	14,900	14,900
Series TOC 06 Z2, 4.04% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(e)	5,100	5,100
Colorado Health Facilities Auth. Rev.:
Participating VRDN Series PA 02 1094, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,805	6,805
(Boulder Cmnty. Hosp. Proj.) Series 2000, 4.15%, LOC JPMorgan Chase Bank, VRDN (c)	18,500	18,500
Colorado Hsg. & Fin. Auth. Bonds Series A5 Class 1, 3.43% 1/3/07	25,200	25,200

	Principal Amount (000s)	Value (000s)
Colorado Springs Utils. Rev.:
Participating VRDN:
Series SGA 88, 4.02% (Liquidity Facility Societe Generale) (c)(e)	$ 17,000	$ 17,000
Series SGB 28, 4.01% (Liquidity Facility Societe Generale) (c)(e)	12,000	12,000
Series 2000 A, 3.95%, VRDN (c)	22,500	22,500
Colorado State Dept. of Corrections Ctfs. of Prtn. Participating VRDN Series Putters 1252, 4.01% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	5,660	5,660
Colorado Wtr. Resources and Pwr. Dev. Auth. Wastewtr. Rev. Participating VRDN Series PT 2781, 4% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	14,170	14,170
Commerce City Northern Infrastructure Gen. Impt. District 4%, LOC U.S. Bank NA, Minnesota, VRDN (c)	5,000	5,000
Dawson Ridge Metropolitan District #1 Participating VRDN Series TOC 06 Z12, 4.04% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(e)	12,880	12,880
Denver City & County Arpt. Rev. Participating VRDN:
Series Merlots 97 Q, 4.01% (Liquidity Facility Wachovia Bank NA) (c)(e)	12,660	12,660
Series MS 00 425, 4.01% (Liquidity Facility Morgan Stanley) (c)(e)	8,995	8,995
Series Stars 104, 4% (Liquidity Facility BNP Paribas SA) (c)(e)	5,495	5,495
Jefferson County School District #R1 Participating VRDN Series PT 2716, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,270	5,270
Mesa County Valley School District #051, Grand Junction Participating VRDN Series PT 2456, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	7,645	7,645
Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MS 01 679, 4.01% (Liquidity Facility Morgan Stanley) (c)(e)	6,905	6,905
Southern Ute Indian Tribe of Southern Ute Indian Reservation 4%, VRDN (c)	3,500	3,500
Westminster Econ. Dev. Auth. (Mandalay Gardens Urban Renewal Area Proj.) 3.97%, LOC DEPFA BANK PLC, VRDN (c)	10,880	10,880
		315,515
Connecticut - 0.5%
Connecticut Health & Edl. Facilities Auth. Rev. Bonds (Yale Univ. Proj.) Series S1:
3.45% tender 9/6/06, CP mode	21,000	21,000
3.45% tender 9/7/06, CP mode	22,235	22,235
		43,235
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Delaware - 0.2%
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 4%, LOC Allied Irish Banks PLC, VRDN (c)	$ 20,650	$ 20,650
District Of Columbia - 0.6%
District of Columbia Ballpark Rev. Participating VRDN Series Putters 1325, 4.01% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	15,600	15,600
District of Columbia Gen. Oblig. Participating VRDN:
Series PT 852, 4.01% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)	10,910	10,910
Series ROC II 99 10, 4.01% (Liquidity Facility Citibank NA) (c)(e)	3,965	3,965
District of Columbia Hsg. Fin. Auth. Cap. Prog. Rev. Participating VRDN Series PT 2780, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,515	5,515
District of Columbia Rev. (DC Preparatory Academy Proj.) 4.02%, LOC Manufacturers & Traders Trust Co., VRDN (c)	5,500	5,500
District of Columbia Wtr. & Swr. Auth. Participating VRDN:
Series Floaters 06 3, 4.01% (Liquidity Facility BNP Paribas SA) (c)(e)	7,205	7,205
Series PA 612, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,320	5,320
		54,015
Florida - 8.3%
Broward County Edl. Facilities Auth. Rev. Participating VRDN:
Series MS 06 1305, 4.01% (Liquidity Facility Morgan Stanley) (c)(e)	6,665	6,665
Series MS 06 1324, 4.01% (Liquidity Facility Morgan Stanley) (c)(e)	7,500	7,500
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 3.97%, LOC Freddie Mac, VRDN (c)	11,315	11,315
Broward County Gen. Oblig. Participating VRDN Series Merlots 04 B9, 4.01% (Liquidity Facility Wachovia Bank NA) (c)(e)	10	10
Charlotte County Util. Sys. Rev. Series 2003 A, 3.98% (FSA Insured), VRDN (c)	16,920	16,920
Collier County School Board Ctfs. of Prtn. Participating VRDN Series PT 2295, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,965	6,965
Deltona Util. Sys. Rev. Participating VRDN Series PT 2026, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,205	5,205

	Principal Amount (000s)	Value (000s)
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 902, 4.02% (Liquidity Facility Citibank NA, New York) (c)(e)	$ 23,360	$ 23,360
Series EGL 01 905, 4.02% (Liquidity Facility Citibank NA, New York) (c)(e)	5,630	5,630
Series MS 06 1316, 4.01% (Liquidity Facility Morgan Stanley) (c)(e)	14,000	14,000
Florida Board of Ed. Lottery Rev. Participating VRDN:
Series EGL 00 904 Class A, 4.02% (Liquidity Facility Citibank NA, New York) (c)(e)	5,000	5,000
Series EGL 01 904, 4.02% (Liquidity Facility Citibank NA, New York) (c)(e)	23,375	23,375
Series EGL 01 906 Class A, 4.02% (Liquidity Facility Citibank NA, New York) (c)(e)	3,000	3,000
Series MS 01 570, 4.01% (Liquidity Facility Morgan Stanley) (c)(e)	13,455	13,455
Florida Board of Ed. Pub. Ed. Participating VRDN Series ROC II R6037, 4.01% (Liquidity Facility Citibank NA) (c)(e)	6,285	6,285
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN Series PT 3400, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,760	6,760
Florida Ed. Sys. Hsg. Facility Rev. Participating VRDN Series Solar 06 41, 4% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	6,000	6,000
Florida Gen. Oblig.:
Bonds Series Merlots 05 A22, 3.35%, tender 11/14/06 (Liquidity Facility Wachovia Bank NA) (c)(e)(f)	33,975	33,975
Participating VRDN Series ROC II R1001 4.01% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(e)	7,530	7,530
Florida Muni. Ln. Council Rev. Participating VRDN:
Series PT 2528, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,805	6,805
Series Putters 1084, 4.01% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	5,705	5,705
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 4% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	12,885	12,885
Hernando County Wtr. and Swr. Rev. Participating VRDN Series Solar 06 35, 4% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	5,245	5,245
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series C, 4%, VRDN (c)	$ 19,300	$ 19,300
Hillsborough County Assessment Rev. Participating VRDN Series PT 3436, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	11,940	11,940
Hillsborough County Aviation Auth. Rev. Participating VRDN Series Putters 930, 4.01% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	3,685	3,685
Hollywood Gen. Oblig. Bonds Series Putters 934, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	6,345	6,345
Hollywood Wtr. & Swr. Rev. Participating VRDN Series ROC II R4055, 4.01% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(e)	5,485	5,485
Jacksonville Elec. Auth. Rev. Bonds (Electrical Sys. Proj.) Series 2000 F, 3.6% tender 9/7/06 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	12,500	12,500
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2001, 3.96%, LOC Wachovia Bank NA, VRDN (c)	15,485	15,485
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 3.98%, LOC Fannie Mae, VRDN (c)	3,335	3,335
JEA Elec. Sys. Rev. Participating VRDN Series PA 1068, 4.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,620	5,620
Marion County School Board Ctfs. of Prtn. Participating VRDN Series Merlots 05 D7, 4.01% (Liquidity Facility Wachovia Bank NA) (c)(e)	12,690	12,690
Miami-Dade County Cap. Asset Acquisition Participating VRDN Series PT 3268, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	11,980	11,980
Miami-Dade County Edl. Facilities Auth. Rev. Participating VRDN:
Series PT 2078, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,765	5,765
Series SG 176, 4% (Liquidity Facility Societe Generale) (c)(e)	19,000	19,000
Miami-Dade County Gen. Oblig. Participating VRDN:
Series EGL 06 106 Class A, 4.02% (Liquidity Facility Citibank NA) (c)(e)	4,950	4,950
Series Solar 06 49, 4% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	5,600	5,600

	Principal Amount (000s)	Value (000s)
Miami-Dade County Pub. Svc. Tax Rev. Participating VRDN Series MSTC 02 9043, 4.03% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	$ 3,160	$ 3,160
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN:
Series EGL 06 71 Class A, 4.02% (Liquidity Facility Citibank NA) (c)(e)	7,900	7,900
Series Putters 1317, 4.01% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	9,405	9,405
Series Solar 06 76, 4% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	7,510	7,510
Orange County Health Facilities Auth. Rev. Participating VRDN Series MT 237, 4% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(e)	53,825	53,825
Orange County Sales Tax Rev. Participating VRDN:
Series PT 1557, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	19,360	19,360
Series Putters 717, 4.01% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	1,960	1,960
Orange County School Board Ctfs. of Prtn.:
Bonds Series ROC II R 2182, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(e)(f)	3,435	3,435
Participating VRDN Series Solar 06 30, 4% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	7,675	7,675
Orange County Tourist Dev. Tax Rev. Participating VRDN Series MS 817, 4.01% (Liquidity Facility Morgan Stanley) (c)(e)	7,315	7,315
Palm Beach County Pub. Impt. Rev. Participating VRDN Series DB 184, 4% (Liquidity Facility Deutsche Bank AG) (c)(e)	4,350	4,350
Palm Beach County Rev. (Morse Oblig. Group Proj.) 3.99%, LOC Key Bank NA, VRDN (c)	9,800	9,800
Palm Beach County School Board Ctfs. of Prtn. Participating VRDN Series PT 3464, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	12,360	12,360
Pasco County Indl. Dev. Rev. (Academy Lakes Day School Proj.) 4.05%, LOC Bank of America NA, VRDN (c)	1,955	1,955
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Participating VRDN Series EGL 06 33 Class A, 4.02% (Liquidity Facility Citibank NA) (c)(e)	6,270	6,270
Pinellas County Health Facilities Auth. Rev. (Bayfront Med. Ctr., Inc. Projs.) 4.02%, LOC SunTrust Banks, Inc., VRDN (c)	8,000	8,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Polk County Util. Sys. Rev. Participating VRDN Series EGL 720050022 Class A, 4.02% (Liquidity Facility Citibank NA) (c)(e)	$ 9,705	$ 9,705
Saint Johns County Sales Tax Rev. Participating VRDN Series ROC II R 2142, 4.01% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(e)	5,350	5,350
Sarasota County Util. Sys. Rev. Participating VRDN Series Putters 852, 4.01% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	4,510	4,510
St. Johns County Ponte Vedra Utils. Sys. Rev. Participating VRDN Series PT 3378, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,610	6,610
Sunshine State Govt. Fing. Commission Rev.:
Series A, 3.51% 8/2/06 (AMBAC Insured) (FGIC Insured), CP	33,700	33,700
Series D, 3.51% 8/2/06 (FGIC Insured) (CIFG North America Insured) (AMBAC Insured), CP	14,505	14,505
Series I:
3.51% 8/2/06 (CIFG North America Insured) (AMBAC Insured), CP	28,250	28,250
3.6% 8/9/06 (CIFG North America Insured) (AMBAC Insured), CP	24,000	24,000
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series BA 01 N, 4.05% (Liquidity Facility Bank of America NA) (c)(e)	5,200	5,200
Volusia County Health Facilities Auth. Rev. Participating VRDN Series MT 151, 4% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)	13,440	13,437
Winter Haven Util. Sys. Impt. and Rfdg. Rev. Participating VRDN Series Solar 06 54, 4% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	9,000	9,000
		695,817
Georgia - 2.1%
Atlanta Arpt. Passenger Facilities Charge Rev. Participating VRDN:
Series EGL 7053030 Class A, 4.02% (Liquidity Facility Citibank NA) (c)(e)	11,400	11,400
Series MS 06 1331, 4.01% (Liquidity Facility Morgan Stanley) (c)(e)	9,450	9,450
Atlanta Arpt. Rev. Participating VRDN:
Series EGL 00 1003 Class A, 4.02% (Liquidity Facility Citibank NA, New York) (c)(e)	10,000	10,000
Series MS 00 375, 4.01% (Liquidity Facility Morgan Stanley) (c)(e)	14,345	14,345

	Principal Amount (000s)	Value (000s)
Atlanta Dev. Auth. Student Hsg. Rev. Participating VRDN Series Solar 06 24, 4% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	$ 4,500	$ 4,500
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN Series EGL 720050009 Class A, 4.02% (Liquidity Facility Citibank NA) (c)(e)	6,000	6,000
Carrollton Payroll Dev. Auth. Rev. Participating VRDN Series PT 2468, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,260	5,260
College Park Bus. & Indl. Dev. Auth. Participating VRDN Series PT 3301, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	12,740	12,740
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr. Proj.) 3.99%, LOC SunTrust Banks, Inc., VRDN (c)	8,000	8,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Post Ashford Proj.) 3.99%, LOC Fannie Mae, VRDN (c)	8,895	8,895
DeKalb County Wtr. & Swr. Rev. Participating VRDN Series ROC II R9002, 4.01% (Liquidity Facility Citigroup, Inc.) (c)(e)	4,370	4,370
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series Macon 04 E, 4% (Liquidity Facility Bank of America NA) (c)(e)	6,810	6,810
Georgia Muni. Gas Auth. Rev. (Gas Portfolio II Proj.) Series B, 4.07%, LOC Wachovia Bank NA, LOC JPMorgan Chase Bank, VRDN (c)	35,280	35,280
Metropolitan Atlanta Rapid Transit Series 2004 B, 3.51% 8/10/06, LOC Dexia Cr. Local de France, CP	3,900	3,900
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Bonds Series ROC II R4011, 3.54%, tender 8/17/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(e)(f)	7,335	7,335
Participating VRDN Series SG 57, 4% (Liquidity Facility Societe Generale) (c)(e)	13,605	13,605
Rockdale County Wtr. & Swr. Auth. Rev. Participating VRDN 4.01% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	2,950	2,950
Ware County Hosp. Auth. Rev. Ctfs. of Prtn. (Baptist Village Proj.) 3.99%, LOC SunTrust Banks, Inc., VRDN (c)	9,000	9,000
		173,840
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Hawaii - 0.2%
Hawaii Gen. Oblig. Participating VRDN:
Series MS 738, 4.01% (Liquidity Facility Morgan Stanley) (c)(e)	$ 11,705	$ 11,705
Series ROC II R153, 4.01% (Liquidity Facility Citibank NA) (c)(e)	3,300	3,300
		15,005
Idaho - 0.0%
Idaho Health Facilities Auth. Rev. (Saint Luke's Reg'l. Med. Ctr. Proj.) 3.98% (FSA Insured), VRDN (c)	300	300
Illinois - 8.2%
Champaign County Cmnty. Unit School District #116 Urbana Participating VRDN Series Floaters 01 669, 4.01% (Liquidity Facility Morgan Stanley) (c)(e)	7,105	7,105
Champaign County Gen. Oblig. Participating VRDN Series Putters 887, 4.01% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	5,450	5,450
Chicago Board of Ed.:
Participating VRDN:
Series BA 96 BB, 4.07% (Liquidity Facility Bank of America NA) (c)(e)	9,000	9,000
Series Merlots 97 E, 4.01% (Liquidity Facility Wachovia Bank NA) (c)(e)	8,700	8,700
Series MSDW 01 467, 4.01% (Liquidity Facility Morgan Stanley) (c)(e)	3,000	3,000
Series TOC 05 Z8, 4.04% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(e)	8,020	8,020
Series TOC 06 Z11, 4.04% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(e)	3,340	3,340
Series 2005 E1, 3.98% (CIFG North America Insured), VRDN (c)	15,500	15,500
Chicago Gen. Oblig.:
Participating VRDN:
Series EGL 06 01 Class A, 4.02% (Liquidity Facility Citibank NA) (c)(e)	7,150	7,150
Series MS 00 426, 4.01% (Liquidity Facility Morgan Stanley) (c)(e)	8,795	8,795
Series MS 1026, 4.01% (Liquidity Facility Morgan Stanley) (c)(e)	2,700	2,700
Series PA 643R, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,895	5,895
Series Putters 1050, 3.96% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	3,795	3,795
Series 2005 D, 3.97% (FSA Insured), VRDN (c)	74,000	74,000

	Principal Amount (000s)	Value (000s)
Chicago O'Hare Int'l. Arpt. Rev.:
Participating VRDN:
Series DB 188, 4.01% (Liquidity Facility Deutsche Bank AG) (c)(e)	$ 8,730	$ 8,730
Series EGL 06 56 Class A, 4.02% (Liquidity Facility Citibank NA) (c)(e)	6,445	6,445
Series GS 06 30, 4.01% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(e)	21,800	21,800
Series MACN 06 A, 3.79% (Liquidity Facility Bank of America NA) (c)(e)	6,330	6,330
Series PT 3334, 4.01% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	11,490	11,490
Series PT 3356, 4.01% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	9,705	9,705
Series ROC II R494, 4.01% (Liquidity Facility Citibank NA) (c)(e)	10,900	10,900
Series ROC II R556, 4.01% (Liquidity Facility Citibank NA) (c)(e)	9,375	9,375
Series 2005 D, 3.98% (CIFG North America Insured), VRDN (c)	36,100	36,100
Chicago Park District Participating VRDN Series PT 3195, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,880	5,880
Chicago Pub. Bldg. Commission Bldg. Rev. Participating VRDN Series PT 1835, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,950	5,950
Chicago Sales Tax Rev.:
Participating VRDN Series Putters 1315, 4.01% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	5,190	5,190
4% (FGIC Insured), VRDN (c)	12,100	12,100
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 4.02% (Liquidity Facility Citibank NA, New York) (c)(e)	3,000	3,000
Chicago Wtr. Rev. Participating VRDN Series Merlots 00 TT, 4.01% (Liquidity Facility Wachovia Bank NA) (c)(e)	5,200	5,200
Cook County Forest Preservation District Participating VRDN Series Putters 566, 4.01% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	6,285	6,285
Cook County Gen. Oblig.:
Participating VRDN:
Series EGL 01 1302, 4.02% (Liquidity Facility Citibank NA, New York) (c)(e)	6,700	6,700
Series PT 2574, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,360	5,360
Series PT 2637, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,105	5,105
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig.: - continued
Series 2004 E, 4.01% (Liquidity Facility DEPFA BANK PLC), VRDN (c)	$ 20,150	$ 20,150
DuPage & Cook Counties Cmnty. Unit School District #205 Participating VRDN Series ROC II R1073, 4.01% (Liquidity Facility Citigroup, Inc.) (c)(e)	2,790	2,790
Illinois Edl. Facilities Auth. Revs. Participating VRDN:
Series Merlots 97 U, 4.01% (Liquidity Facility Wachovia Bank NA) (c)(e)	4,250	4,250
Series MS 1077, 4.01% (Liquidity Facility Morgan Stanley) (c)(e)	4,995	4,995
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series PT 3252, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,015	5,015
Series ROC II R6015, 4.01% (Liquidity Facility Citibank NA) (c)(e)	4,965	4,965
(Central DuPage Hosp. Proj.) Series B, 4%, VRDN (c)	20,000	20,000
(Rest Haven Christian Services Proj.) Series B, 3.99%, LOC KBC Bank NV, VRDN (c)	9,800	9,800
(Spertus Institute of Jewish Studies Proj.) 3.98%, LOC Northern Trust Co., Chicago, VRDN (c)	4,200	4,200
Illinois Gen. Oblig.:
Participating VRDN:
Series EGL 00 1304, 4.02% (Liquidity Facility Citibank NA, New York) (c)(e)	2,300	2,300
Series MS 1024, 4.01% (Liquidity Facility Morgan Stanley) (c)(e)	13,425	13,425
Series MS 98 143, 4.01% (Liquidity Facility Morgan Stanley) (c)(e)	38,515	38,515
Series PT 1975, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	3,980	3,980
Series PT 3359, 4% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	8,740	8,740
Series Putters 133, 4.01% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	4,935	4,935
Series 2003 B, 4.01% (Liquidity Facility DEPFA BANK PLC), VRDN (c)	4,300	4,300
Illinois Health Facilities Auth. Rev.:
(Memorial Health Sys. Proj.) 4.09%, LOC JPMorgan Chase Bank, VRDN (c)	4,500	4,500
(Northwestern Memorial Hosp. Proj.) 4% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	26,250	26,250

	Principal Amount (000s)	Value (000s)
(Rehabilitation Inst. of Chicago Proj.) Series 1997, 4%, LOC Bank of America NA, VRDN (c)	$ 31,300	$ 31,300
Illinois Muni. Elec. Agcy. Pwr. Supply Participating VRDN Series Putters 1368, 4.01% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	15,300	15,300
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series EGL 01 1306, 4.02% (Liquidity Facility Citibank NA, New York) (c)(e)	8,600	8,600
Series EGL 7050028 Class A, 4.02% (Liquidity Facility Citibank NA) (c)(e)	2,895	2,895
Series MACN 06 K, 4.01% (Liquidity Facility Bank of America NA) (c)(e)	5,505	5,505
Series Merlots 02 A24, 4.01% (Liquidity Facility Bank of New York, New York) (c)(e)	4,945	4,945
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series PT 3477, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	10,425	10,425
Series Putters 963, 4.01% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	9,765	9,765
Lake County Adlai E. Stevenson High School District #125 Participating VRDN Series DB 201, 4% (Liquidity Facility Deutsche Bank AG) (c)(e)	6,860	6,860
Lisle Village Multi-family Hsg. Rev. (Four Lakes Phase V-Lisle) Series 1996, 4%, LOC Fannie Mae, VRDN (c)	16,900	16,900
McHenry County Cmnty. School District #200 Participating VRDN Series Putters 1363, 4.04% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	1,645	1,645
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN:
Series PZ 44, 4.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	7,440	7,440
Series PZ 84, 4.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	14,510	14,510
Quad Cities Reg'l. Econ. Dev. Auth. Rev. (Two Rivers YMCA, Inc. Proj.) 4.09%, LOC U.S. Bank NA, Minnesota, VRDN (c)	2,600	2,600
Schaumburg Village Gen. Oblig. Participating VRDN:
Series EGL 04 45 Class A, 4.02% (Liquidity Facility Citibank NA) (c)(e)	5,085	5,085
Series MS 06 1345, 4.01% (Liquidity Facility Morgan Stanley) (c)(e)	3,000	3,000
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating VRDN:
Series EGL 00 1301 Class A, 4.02% (Liquidity Facility Citibank NA, New York) (c)(e)	6,855	6,855
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating VRDN: - continued
Series SG 65, 4% (Liquidity Facility Societe Generale) (c)(e)	$ 3,000	$ 3,000
Yorkville Svc. Area 2004-106 Tax (MPI Grande Reserve Proj.) 3.99%, LOC Lasalle Bank NA, VRDN (c)	6,000	6,000
		689,835
Indiana - 1.6%
Avon 2000 Cmnty. School Bldg. Corp. Participating VRDN Series Putters 1055, 4.01% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	6,295	6,295
Indiana Bond Bank RAN 4.5% 2/1/07, LOC Bank of New York, New York	12,115	12,197
Indiana Edl. Facilities Auth. Rev. (Earlham College Proj.) Series E, 4%, LOC U.S. Bank NA, Minnesota, VRDN (c)	7,505	7,505
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.):
Series A, 4.09%, LOC Comerica Bank, Detroit, VRDN (c)	3,400	3,400
Series B, 4.09%, LOC Nat'l. City Bank, Indiana, VRDN (c)	9,000	9,000
4.04%, LOC JPMorgan Chase Bank, VRDN (c)	30,000	30,000
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Participating VRDN Series PT 1412, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	12,380	12,380
Indiana Toll Road Commission Toll Road Rev. Participating VRDN Series Merlots 01 A104, 4.01% (Liquidity Facility Wachovia Bank NA) (c)(e)	3,245	3,245
Indiana Trans. Fin. Auth. Hwy. Participating VRDN:
Series Merlots B18, 4.01% (Liquidity Facility Wachovia Bank NA) (c)(e)	4,990	4,990
Series MS 942 D, 4.01% (Liquidity Facility Morgan Stanley) (c)(e)	4,299	4,299
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN Series MACN 06 S, 3.92% (Liquidity Facility Bank of America NA) (c)(e)	4,240	4,240
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) 4%, LOC Bank of America NA, VRDN (c)	7,500	7,500
New Albany Floyd County Independent School Bldg. Corp. Participating VRDN Series PT 2794, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	8,350	8,350
Plainfield Cmnty. High School Bldg. Corp. Participating VRDN Series PT 3281, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,425	5,425

	Principal Amount (000s)	Value (000s)
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1993, 4.25%, LOC U.S. Bank NA, Minnesota, VRDN (c)	$ 900	$ 900
Valparaiso Econ. Dev. Rev. (Indiana Retirement Cmnty. Proj.) 4.25%, LOC JPMorgan Chase Bank, VRDN (c)	800	800
Wayne Township Marion County School Bldg. Corp. Participating VRDN Series Solar 06 15, 4% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	5,000	5,000
Westfield Independent High School Bldg. Corp. Participating VRDN Series Putters 98 236, 4.01% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	10,065	10,065
		135,591
Iowa - 0.2%
Grinnell Hosp. Rev. (Grinnell Reg'l. Med. Ctr. Proj.) 4.09%, LOC U.S. Bank NA, Minnesota, VRDN (c)	4,535	4,535
Iowa Fin. Auth. Health Care Facilities Rev. (Care Initiatives Proj.) 4.09%, LOC KBC Bank NV, VRDN (c)	4,585	4,585
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) 4.05%, LOC Bank of America NA, VRDN (c)	3,400	3,400
		12,520
Kansas - 1.4%
Kansas Dept. of Trans. Hwy. Rev.:
Participating VRDN Series EGL 00 1601, 4.02% (Liquidity Facility Citibank NA, New York) (c)(e)	4,000	4,000
Series 2002 B1, 4.01% (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility WestLB AG), VRDN (c)	22,200	22,200
Series 2002 B3, 4.01% (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility WestLB AG), VRDN (c)	19,900	19,900
Series 2004 C3, 3.94% (Liquidity Facility DEPFA BANK PLC), VRDN (c)	22,875	22,875
Kansas Dev. Fin. Auth. Rev. Participating VRDN Series Putters 324, 3.96% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	11,755	11,755
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) 4.04%, LOC Harris NA, VRDN (c)	10,985	10,985
Wichita Hosp. Rev. Bonds Series MT 170, 3.43%, tender 2/1/07 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)(f)	27,100	27,100
		118,815
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 0.6%
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League Pooled Lease Fing. Prog.) 3.56% tender 8/2/06, LOC Fifth Third Bank, Cincinnati, CP mode	$ 25,675	$ 25,675
Kentucky Property & Bldgs. Commission Revs. Participating VRDN Series IXIS 05 24, 4% (Liquidity Facility CDC Fin.-CDC IXIS) (c)(e)	6,970	6,970
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series EGL 01 1701, 4.02% (Liquidity Facility Citibank NA, New York) (c)(e)	3,915	3,915
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.):
Series 1984 B1, 4.08% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	2,250	2,250
Series 1984 B2, 4.08% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	6,500	6,500
Series 1984 B3, 4.08% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	6,075	6,075
		51,385
Louisiana - 0.8%
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series PT 2749, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,250	5,250
Series Putters 1347T, 4.01% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	5,100	5,100
Louisiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev. (Shreveport Wtr. & Swr. Rev. Proj.) 3.98% (FSA Insured), VRDN (c)	25,000	25,000
Louisiana State Citizens Property Ins. Corp. Assessment Rev. Participating VRDN Series EGL 06 84 Class A, 4.02% (Liquidity Facility Citibank NA) (c)(e)	15,300	15,300
New Orleans Aviation Board Rev. Series 1993 B, 4.05% (MBIA Insured), VRDN (c)	19,345	19,345
		69,995
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series PT 1923, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	2,735	2,735

	Principal Amount (000s)	Value (000s)
Maine Tpk. Auth. Tpk. Rev. Participating VRDN:
Series EGL 00 1901 Class A, 4.02% (Liquidity Facility Citibank NA, New York) (c)(e)	$ 3,975	$ 3,975
Series ROC II R 9006, 4.01% (Liquidity Facility Citigroup, Inc.) (c)(e)	10,190	10,190
		16,900
Maryland - 0.6%
Baltimore County Gen. Oblig. Series 1995, 3.51% 8/1/06, CP	10,050	10,050
Baltimore Rev. Participating VRDN Series SGA 20, 4.03% (Liquidity Facility Societe Generale) (c)(e)	5,500	5,500
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Participating VRDN Series MT 160, 4.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	1,945	1,945
Maryland Health & Higher Edl. Facilities Auth. Rev. (Adventist Health Mid Atlantic Proj.) Series 2005 B, 3.99%, LOC Manufacturers & Traders Trust Co., VRDN (c)	15,000	15,000
Montgomery County Econ. Dev. Rev. (Riderwood Village, Inc. Proj.) 4%, LOC Manufacturers & Traders Trust Co., VRDN (c)	20,000	20,000
		52,495
Massachusetts - 0.8%
Massachusetts Gen. Oblig. Participating VRDN:
Series EGL 01 2105, 4.02% (Liquidity Facility Citibank NA, New York) (c)(e)	21,000	21,000
Series EGL 7050062 Class A, 4.02% (Liquidity Facility Citibank NA) (c)(e)	16,575	16,575
Massachusetts Health & Edl. Facilities Auth. Rev. (Baystate Med. Ctr. Proj.) Series G, 3.95%, LOC Bank of America NA, VRDN (c)	16,300	16,300
Massachusetts Spl. Oblig. Dedicated Tax Rev. Participating VRDN Series EGL 7050068 Class A, 4.02% (Liquidity Facility Citibank NA) (c)(e)	11,880	11,880
		65,755
Michigan - 3.9%
Charlotte Pub. School District Participating VRDN Series Putters 860, 4.01% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	5,035	5,035
Detroit City School District Participating VRDN:
ROC II R1033, 4.01% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(e)	2,260	2,260
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit City School District Participating VRDN: - continued
Series BA 01 P, 4.07% (Liquidity Facility Bank of America NA) (c)(e)	$ 6,075	$ 6,075
Series PT 1579, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	13,030	13,030
Detroit Gen. Oblig. Participating VRDN Series MT 210, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	4,995	4,995
Detroit Swr. Disp. Rev. Participating VRDN:
Series Merlots 00 I, 4.01% (Liquidity Facility Wachovia Bank NA) (c)(e)	7,500	7,500
Series PT 2595, 4% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	11,970	11,970
Detroit Wtr. Supply Sys. Rev. Participating VRDN Series Merlots 00 D, 4.01% (Liquidity Facility Wachovia Bank NA) (c)(e)	4,100	4,100
Fraser Pub. School District Participating VRDN Series AAB 05 39, 4.01% (Liquidity Facility ABN-AMRO Bank NV) (c)(e)	8,000	8,000
Huron Valley School District Participating VRDN Series EGL 01 2203, 4.02% (Liquidity Facility Citibank NA, New York) (c)(e)	13,375	13,375
Kent County Bldg. Auth. Participating VRDN Series PT 3242, 4% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	11,015	11,015
L'Anse Creuse Pub. Schools Participating VRDN Series EGL 06 32 Class A, 4.02% (Liquidity Facility Citibank NA) (c)(e)	3,700	3,700
Lakeview School District Calhoun County 3.96% (Michigan Gen. Oblig. Guaranteed), VRDN (c)	11,200	11,200
Michigan Bldg. Auth. Rev.:
Participating VRDN:
Series AAB 02 35, 4.01% (Liquidity Facility ABN-AMRO Bank NV) (c)(e)	13,845	13,845
Series EGL 01 2202, 4.02% (Liquidity Facility Citibank NA, New York) (c)(e)	8,145	8,145
Series PA 889R, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	7,795	7,795
(Facilities Prog.) Series 2005 IIA, 3.98%, LOC DEPFA BANK PLC, VRDN (c)	62,000	62,000
Michigan Gen. Oblig.:
Bonds Series 2005 C, 3.65% tender 10/16/06 (Liquidity Facility DEPFA BANK PLC), CP mode	5,300	5,300

	Principal Amount (000s)	Value (000s)
Participating VRDN Series Putters 125, 4.01% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	$ 17,280	$ 17,280
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Henry Ford Health Sys. Proj.) Series B, 4%, LOC Landesbank Hessen-Thuringen, VRDN (b)(c)	16,100	16,100
Series C, 4%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	11,900	11,900
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series C, 4.01% (Liquidity Facility DEPFA BANK PLC), VRDN (c)	26,000	26,000
Michigan Muni. Bond Auth. Rev. Participating VRDN Series MS 718, 4.01% (Liquidity Facility Morgan Stanley) (c)(e)	10,101	10,101
Michigan Pub. Pwr. Agcy. Rev. Participating VRDN Series IXIS 05 28, 4% (Liquidity Facility CDC Fin.-CDC IXIS) (c)(e)	16,020	16,020
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Grand Rapids Art Museum Proj.) 3.97%, LOC Lasalle Bank Midwest NA, VRDN (c)	10,000	10,000
(The Van Andel Research Institute Proj.) Series 1999, 4%, LOC Lasalle Bank Midwest NA, VRDN (c)	14,400	14,400
West Branch Rose City Area School District Participating VRDN Series ROC II R7511, 4.01% (Liquidity Facility Citibank NA) (c)(e)	6,090	6,090
		327,231
Minnesota - 1.6%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. (Miller-Dwan Med. Ctr. #97 Proj.) 4.09%, LOC U.S. Bank NA, Minnesota, VRDN (c)	3,450	3,450
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MT 120, 4.02% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)	4,835	4,835
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN:
Series Merlots 00 ZZ, 4.01% (Liquidity Facility Wachovia Bank NA) (c)(e)	14,220	14,220
Series SGA 121, 4.03% (Liquidity Facility Societe Generale) (c)(e)	3,700	3,700
Minnesota Gen. Oblig. Participating VRDN:
Series EGL 01 2301 Class A, 4.02% (Liquidity Facility Citibank NA, New York) (c)(e)	3,300	3,300
Series MS 01 719, 4.01% (Liquidity Facility Morgan Stanley) (c)(e)	43,005	43,005
Series ROC II R4039, 4.01% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(e)	3,645	3,645
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 4.02%, LOC Fannie Mae, VRDN (c)	$ 21,400	$ 21,400
Roseville Health Care Facilities (Presbyterian Homes Proj.) 4.09%, LOC U.S. Bank NA, Minnesota, VRDN (c)	3,405	3,405
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A:
3.5% 7/17/06 (Liquidity Facility Landesbank Hessen-Thuringen), CP	13,500	13,500
3.6% 7/18/06 (Liquidity Facility Landesbank Hessen-Thuringen), CP	12,900	12,900
West Saint Paul Independent School District #197 Participating VRDN Series Putters 602, 4.01% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	4,950	4,950
		132,310
Mississippi - 0.8%
Claiborne County Poll. Cont. Rev. Bonds (South Mississippi Elec. Pwr. Assoc. Proj.) Series 1985 G2, 3.78% tender 9/6/06 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	6,900	6,900
Mississippi Bus. Fin. Corp. Rev. (Jackson Med. Mall Foundation Prog.) Series 2000 A, 4%, LOC JPMorgan Chase Bank, VRDN (c)	24,300	24,300
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series ROC II R6051, 4.01% (Liquidity Facility Citibank NA) (c)(e)	6,910	6,910
Mississippi Gen. Oblig. Participating VRDN:
Series EGL 99 2401, 4.02% (Liquidity Facility Citibank NA, New York) (c)(e)	5,300	5,300
Series MS 905, 4.01% (Liquidity Facility Morgan Stanley) (c)(e)	3,325	3,325
Series Putters 138, 4.01% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	16,370	16,370
		63,105
Missouri - 1.4%
Golden Valley Memorial Hosp. District 4.02%, LOC Bank of America NA, VRDN (c)	10,000	10,000
Kansas City Indl. Dev. Auth. (Ewing Marion Kauffman Foundation Prog.) Series A, 4.04%, VRDN (c)	17,450	17,450
Missouri Board of Pub. Bldgs. State Office Bldg. Spl. Oblig. Bonds Series Putters 382, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	7,980	7,980

	Principal Amount (000s)	Value (000s)
Missouri Board Pub. Bldgs. Spl. Oblig. Participating VRDN Series Merlots B38, 4.01% (Liquidity Facility Wachovia Bank NA) (c)(e)	$ 5,990	$ 5,990
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series SG 157, 4% (Liquidity Facility Societe Generale) (c)(e)	14,840	14,840
(DeSmet Jesuit High School Proj.) Series 2002, 4.09%, LOC U.S. Bank NA, Minnesota, VRDN (c)	5,900	5,900
(Saint Louis Univ. Proj.):
Series 1999 B, 4.07% (Liquidity Facility Bank of America NA), VRDN (c)	4,700	4,700
4.07% (Liquidity Facility U.S. Bank NA, Minnesota), VRDN (c)	3,845	3,845
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. Participating VRDN Series Putters 847, 4.01% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	3,195	3,195
Platte County Reorganized School District Participating VRDN Series PT 2180, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,220	5,220
Saint Louis Arpt. Rev. Participating VRDN Series PT 3431, 4% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	38,940	38,940
		118,060
Montana - 0.4%
Montana Health Facilities Auth. Hosp. Rev. Participating VRDN Series MT 250, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	33,895	33,895
Nebraska - 0.5%
Muni. Energy Agcy. Pwr. Swr. Rev. Participating VRDN Series ROC II R2051, 4.01% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(e)	4,355	4,355
Nebraska Pub. Pwr. District Rev. Participating VRDN Series ROC II R9000, 4.01% (Liquidity Facility Citigroup, Inc.) (c)(e)	4,100	4,100
Omaha Gen. Oblig. Participating VRDN:
Series EGL 00 2701, 4.02% (Liquidity Facility Citibank NA, New York) (c)(e)	9,000	9,000
Series MSTC 00 108, 4.02% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	9,495	9,495
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Omaha Pub. Pwr. District Participating VRDN Series Solar 06 25, 4% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	$ 9,000	$ 9,000
Omaha Spl. Oblig. Participating VRDN Series DB 125, 4% (Liquidity Facility Deutsche Bank AG) (c)(e)	8,245	8,245
		44,195
Nevada - 1.1%
Clark County Arpt. Impt. Rev. Series 1993 A, 3.96% (MBIA Insured), VRDN (c)	1,200	1,200
Clark County Gen. Oblig.:
Participating VRDN:
Series MS 1282, 4.01% (Liquidity Facility Morgan Stanley) (c)(e)	7,000	7,000
Series ROC II R1035, 4.01% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(e)	5,925	5,925
Series 2005 B, 3.63% 9/8/06, LOC Landesbank Hessen-Thuringen, CP	5,450	5,450
Clark County School District Participating VRDN:
Series Merlots 05 B3, 4.01% (Liquidity Facility Wachovia Bank NA) (c)(e)	8,770	8,770
Series PT 2406, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,480	5,480
Series PT 3404, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	8,985	8,985
Las Vegas Valley Wtr. District Participating VRDN Series PT 1675, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	11,855	11,855
Nevada Gen. Oblig. Participating VRDN:
Series PT 2762, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	7,785	7,785
Series SGB 31, 4% (Liquidity Facility Societe Generale) (c)(e)	7,600	7,600
Nevada Hwy. Impt. Rev. Participating VRDN Series Clipper 05 37, 4.01% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(e)	20,000	20,000
		90,050
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Participating VRDN Series PT 1810, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,225	5,225

	Principal Amount (000s)	Value (000s)
New Hampshire Health & Ed. Facilities Auth. Rev. (Riverwoods at Exeter Proj.) 4%, LOC Fleet Nat'l. Bank, VRDN (c)	$ 3,095	$ 3,095
New Hampshire Higher Edl. & Health Facilities Auth. Rev. Participating VRDN Series MS 866, 4.01% (Liquidity Facility Morgan Stanley) (c)(e)	10,700	10,700
		19,020
New Jersey - 1.7%
New Jersey Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R2102, 4% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(e)	4,730	4,730
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series PA 613, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	3,165	3,165
Series ROC II R549, 4% (Liquidity Facility Citibank NA) (c)(e)	20,000	20,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series PA 646, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,020	5,020
Series PT 3495, 3.99% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	50,000	49,988
Series PZ 111, 4.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	11,200	11,200
Series PZ 116, 4.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	42,500	42,500
Series ROC 4040, 4% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(e)	7,035	7,035
		143,638
New Jersey/Pennsylvania - 0.1%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN Series SGA 89, 4.02% (Liquidity Facility Societe Generale) (c)(e)	6,545	6,545
New Mexico - 0.1%
New Mexico Fin. Auth. Rev. Participating VRDN Series Solar 06 34, 4% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	4,000	4,000
New York - 4.4%
Metropolitan Trans. Auth. Rev. Participating VRDN:
Series EGL 02 6023 Class A, 4.02% (Liquidity Facility Citibank NA, New York) (c)(e)	13,035	13,035
Series ROC II R282, 4.01% (Liquidity Facility Citibank NA) (c)(e)	20,115	20,115
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 04 27 Class A, 4.02% (Liquidity Facility Citibank NA) (c)(e)	8,485	8,485
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN: - continued
Series EGL 04 35 Class A, 4.02% (Liquidity Facility Citibank NA) (c)(e)	$ 4,950	$ 4,950
Series EGL 06 74 Class A, 4.02% (Liquidity Facility Citibank NA) (c)(e)	7,045	7,045
Series EGL 7050083 Class A, 4.02% (Liquidity Facility Citibank NA) (c)(e)	8,000	8,000
Series Merlots 00 DDD, 4% (Liquidity Facility Wachovia Bank NA) (c)(e)	18,645	18,645
Series ROC II R406, 4.01% (Liquidity Facility Citibank NA) (c)(e)	16,960	16,960
Series ROC II R531, 4.01% (Liquidity Facility Citibank NA) (c)(e)	12,000	12,000
New York Convention Ctr. Dev. Corp. Rev. Participating VRDN Series EGL 06 72 Class A, 4.02% (Liquidity Facility Citibank NA) (c)(e)	38,500	38,500
New York State Dorm. Auth. Revs. Participating VRDN:
Series EGL 06 47 Class A, 4.02% (Liquidity Facility Citibank NA) (c)(e)	28,300	28,300
Series EGL 7053001 Class A, 4.02% (Liquidity Facility Citibank NA) (c)(e)	18,950	18,950
Series ROC II R6052, 4.01% (Liquidity Facility Citibank NA) (c)(e)	9,140	9,140
New York State Thruway Auth. State Personal Income Tax Rev. Participating VRDN Series Putters 1186, 4.01% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	6,260	6,260
New York State Urban Dev. Corp. Rev. Participating VRDN Series EGL 03 57 Class A, 4.02% (Liquidity Facility Citibank NA, New York) (c)(e)	9,880	9,880
New York Transitional Fin. Auth. Rev. Participating VRDN:
Series EGL 03 52 Class A, 4.02% (Liquidity Facility Citibank NA, New York) (c)(e)	10,000	10,000
Series Merlots 99 G, 4% (Liquidity Facility Wachovia Bank NA) (c)(e)	22,695	22,695
Series MS 01 698, 3.99% (Liquidity Facility Morgan Stanley) (c)(e)	20,680	20,680
Series Putters 424, 4.01% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	6,470	6,470
Sales Tax Asset Receivables Corp. Participating VRDN Series Putters 1133Z, 4.01% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	19,360	19,360

	Principal Amount (000s)	Value (000s)
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN Series EGL 03 4, Class A, 4.02% (Liquidity Facility Citibank NA, New York) (c)(e)	$ 10,700	$ 10,700
Series B, 3.95% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	54,300	54,300
		364,470
Non State Specific - 3.0%
Reset Optional Ctfs. Trust II-R Participating VRDN:
Series ROC II R8003MS, 4.07% (Liquidity Facility Citigroup, Inc.) (c)(e)	36,100	36,100
Series ROC II R8006JD, 4.07% (Liquidity Facility Citigroup, Inc.) (c)(e)	66,155	66,155
Series ROC II R8008FA, 4.07% (Liquidity Facility Citigroup, Inc.) (c)(e)	25,200	25,200
Series ROC II R8011MN, 4.07% (Liquidity Facility Citigroup, Inc.) (c)(e)	39,900	39,900
Series ROC II R8014FA, 4.07% (Liquidity Facility Citigroup, Inc.) (c)(e)	81,475	81,475
		248,830
North Carolina - 2.0%
Charlotte Wtr. & Swr. Sys. Rev. Series 2002 B, 4% (Liquidity Facility Wachovia Bank NA), VRDN (c)	31,500	31,500
Dare County Ctfs. of Prtn. Participating VRDN Series PT 3350, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	3,180	3,180
Mecklenburg County Ctfs. of Prtn. 4.01% (Liquidity Facility Bank of America NA), VRDN (c)	21,125	21,125
North Carolina Cap. Facilities Fin. Agcy. Series 2001 A1, 3.63% 8/9/06, CP	3,699	3,699
North Carolina Cap. Facilities Fin. Agcy. Ed. Facilities Rev. (Forsyth Country Day School, Inc. Proj.) 4.013%, LOC Branch Banking & Trust Co., VRDN (c)	4,900	4,900
North Carolina Ctfs. of Prtn. Participating VRDN Series Putters 429, 4.01% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	6,120	6,120
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN:
Series MS 00 209, 4.01% (Liquidity Facility Morgan Stanley) (c)(e)	6,665	6,665
Series MT 99, 4% (Liquidity Facility BNP Paribas SA) (c)(e)	4,075	4,075
Series PA 693, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,495	6,495
North Carolina Gen. Oblig. Participating VRDN Series PT 2207, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	8,520	8,520
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev. (Carolina Meadows, Inc. Proj.) 3.99%, LOC Allied Irish Banks PLC, VRDN (c)	$ 5,000	$ 5,000
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Participating VRDN:
Series PT 900, 4% (Liquidity Facility BNP Paribas SA) (c)(e)	9,695	9,695
Series ROC II R211, 4.01% (Liquidity Facility Citibank NA) (c)(e)	4,330	4,330
North Carolina Ports Auth. Port Facilities Rev. Series 2006 A1, 3.99%, LOC Bank of America NA, VRDN (c)	26,260	26,260
Univ. of North Carolina at Chapel Hill Rev.:
3.57% 9/8/06, CP	12,000	12,000
3.68% 9/12/06, CP	15,200	15,200
		168,764
North Dakota - 0.2%
North Dakota Muni. Bond Bank Participating VRDN Series PT 1919, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,510	6,510
Ward County Health Care Facility Rev. Series 2002 A, 4.09%, LOC U.S. Bank NA, Minnesota, VRDN (c)	7,750	7,750
		14,260
Ohio - 2.5%
Cincinnati City School District Participating VRDN Series EGL 04 34 Class A, 4.02% (Liquidity Facility Citibank NA) (c)(e)	6,000	6,000
Cleveland Muni. School District BAN 3.75% 7/27/06	11,000	11,004
Cleveland-Cuyahoga County Port Auth. Rev. (Euclid/93rd Garage & Office LLC Proj.) Series 2003, 4%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	10,200	10,200
Columbus City School District Participating VRDN Series TOC 04 H, 4.01% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(e)	8,300	8,300
Cuyahoga County Econ. Dev. Rev. (Cleveland Botanical Garden Proj.) 3.99%, LOC Allied Irish Banks PLC, VRDN (c)	10,300	10,300
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) 3.99%, LOC Key Bank NA, VRDN (c)	4,425	4,425
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.):
Subseries B1, 4.08%, VRDN (c)	17,500	17,500
Subseries B3, 4.08%, VRDN (c)	17,300	17,300

	Principal Amount (000s)	Value (000s)
Dayton School District Participating VRDN Series SG 173, 4% (Liquidity Facility Societe Generale) (c)(e)	$ 12,030	$ 12,030
Erie County Health Care Facilities Rev. (Commons of Providence Proj.) Series 1999 B, 4.12%, LOC JPMorgan Chase Bank, VRDN (c)	3,200	3,200
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 1996, 4.05%, LOC JPMorgan Chase Bank, VRDN (c)	10,170	10,170
Montgomery County Hosp. Rev. Participating VRDN Series MT 236, 4% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(e)	22,560	22,560
Ohio Gen. Oblig. Participating VRDN Series PT 3435, 4% (Liquidity Facility DEPFA BANK PLC) (c)(e)	16,285	16,285
Ohio Higher Edl. Facility Commission Rev. (Pooled Fing. Prog.):
Series 1997, 4.05%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	4,550	4,550
Series 1999, 4.05%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	4,875	4,875
Series 2004 B, 3.99%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	6,600	6,600
Ohio State Univ. Gen. Receipts Rev. Bonds Series 2003 C, 3.75% tender 8/10/06, CP mode	11,000	11,000
Richland County Health Care Facilities Rev. (Wesleyan Sr. Living Proj.) Series 2004 A, 4%, LOC JPMorgan Chase Bank, VRDN (c)	19,650	19,650
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 1998 B, 4.01%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	10,705	10,705
		206,654
Oklahoma - 0.7%
Oklahoma Dev. Fin. Auth. Rev. (Continuing Care Cmnty. Proj.) Series 2002 C, 4.09%, LOC KBC Bank NV, VRDN (c)	2,100	2,100
Oklahoma Industries Auth. Rev. Participating VRDN Series Putters 455Z, 4.01% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	4,330	4,330
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 3.99% (AMBAC Insured), VRDN (c)	35,400	35,400
Tulsa County Indl. Auth. Health Care Rev. Participating VRDN Series LB 06 P7U, 4.04% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)	14,035	14,035
		55,865
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - 0.9%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN:
Series PT 1435, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	$ 5,745	$ 5,745
Series Solar 06 90, 4% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	15,650	15,650
Oregon Dept. of Trans. Hwy. User Tax Rev. Participating VRDN:
Series Putters 469, 4.01% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	9,665	9,665
Series ROC II R 9004, 4.01% (Liquidity Facility Citigroup, Inc.) (c)(e)	8,000	8,000
Oregon Health and Science Univ. Spl. Rev. (OHSU Med. Group Proj.) Series 2004 B, 4%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (c)	21,700	21,700
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 4.11% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)	10,000	10,000
Tri-City Metropolitan Trans. District Rev. Participating VRDN Series Putters 787, 4.01% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	4,235	4,235
		74,995
Pennsylvania - 2.8%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN:
Series PT 762, 4% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)	10,560	10,560
Series Putters 1281, 4.01% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	8,900	8,900
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children's Hosp. Proj.) Series 2004 A, 4.08%, VRDN (c)	12,400	12,400
Chester County Health & Ed. Facilities Auth. Retirement Cmnty. Rev. (Kendal-Crosslands Communities Proj.) Series 2003, 3.99%, LOC Allied Irish Banks PLC, VRDN (c)	2,790	2,790
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) Series 1996, 4.07%, LOC KBC Bank NV, VRDN (c)	4,255	4,255
Harrisburg Auth. Wtr. Rev. Series 2002 B, 4.02% (FSA Insured), VRDN (c)	13,535	13,535
Lancaster County 3.98% (FSA Insured), VRDN (c)	10,000	10,000
Lancaster Indl. Dev. Auth. Rev. (United Zion Retirement Cmnty. Proj.) 3.99%, LOC Citizens Bank of Pennsylvania, VRDN (c)	5,545	5,545

	Principal Amount (000s)	Value (000s)
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) 4.02%, LOC Bank of New York, New York, VRDN (c)	$ 5,085	$ 5,085
Manheim Central School District Series 2004, 3.98% (FSA Insured), VRDN (c)	10,000	10,000
Pennsylvania Econ. Dev. Fing. Auth. Rev. (Dr. Gertrude Barber Ctr. Proj.) 3.99%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	5,830	5,830
Pennsylvania Gen. Oblig. Participating VRDN:
Series IXIS 05 8 Class A, 4% (Liquidity Facility CDC Fin.-CDC IXIS) (c)(e)	34,780	34,780
Series MSTC 00 110, 4% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	1,000	1,000
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev. Participating VRDN Series MT 42, 4.03% (Liquidity Facility Lloyds TSB Bank PLC) (c)(e)	10,455	10,455
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Honeysuckle Student Hldgs., Inc. Student Hsg. Proj.) Series A, 3.99%, LOC Allied Irish Banks PLC, VRDN (c)	8,000	8,000
(Marywood Univ. Proj.) Series A, 3.99%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	6,090	6,090
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN Series AAB 03 24, 4.01% (Liquidity Facility ABN-AMRO Bank NV) (c)(e)	13,790	13,790
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters 06 1402, 4.01% (Liquidity Facility Morgan Stanley) (c)(e)	10,000	10,000
Philadelphia Gas Works Rev. Participating VRDN Series Putters 384, 4.01% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	3,210	3,210
Philadelphia Hosp. & Higher Ed. Facilities Auth. Hosp. Rev. (Temple Univ. Proj.) Series A, 4.01%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	13,900	13,900
Philadelphia School District Participating VRDN Series Putters 870, 4.01% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	5,270	5,270
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN:
Series Merlots 05 B4, 4.01% (Liquidity Facility Wachovia Bank NA) (c)(e)	20	20
Series SG 158, 4% (Liquidity Facility Societe Generale) (c)(e)	9,195	9,195
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Temple Univ. of the Commonwealth Sys. of Higher Ed. RAN 5% 4/26/07	$ 28,900	$ 29,201
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series A, 3.96%, LOC Wachovia Bank NA, VRDN (c)	220	220
		234,031
Rhode Island - 0.1%
Rhode Island & Providence Plantations Participating VRDN Series MS 01 568, 4.01% (Liquidity Facility Morgan Stanley) (c)(e)	9,660	9,660
South Carolina - 1.5%
Charleston Edl. Excellence Fing. Corp. Rev. Participating VRDN Series ROC II R515, 4.01% (Liquidity Facility Citibank NA) (c)(e)	2,625	2,625
Charleston Wtrwks. & Swr. Rev. Series A, 4% (Liquidity Facility Bank of America NA), VRDN (c)	27,000	27,000
Greenville County School District Installment Purp. Rev. Participating VRDN Series Stars 131, 3.96% (Liquidity Facility BNP Paribas SA) (c)(e)	7,550	7,550
Richland County School District #1 Participating VRDN Series AAB 03 29, 4.01% (Liquidity Facility ABN-AMRO Bank NV) (c)(e)	10,000	10,000
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Caflin Univ. Proj.) 4%, LOC Bank of America NA, VRDN (c)	7,550	7,550
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN:
Series EGL 00 4001 Class A, 4.02% (Liquidity Facility Citibank NA, New York) (c)(e)	2,000	2,000
Series EGL 03 44 Class A, 4.02% (Liquidity Facility Citibank NA, New York) (c)(e)	4,200	4,200
Series EGL 06 19 Class A, 4.02% (Liquidity Facility Citibank NA) (c)(e)	19,110	19,110
3.65% 9/8/06, CP	15,956	15,956
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN:
Series IXIS 05 20, 4% (Liquidity Facility CDC Fin.-CDC IXIS) (c)(e)	6,630	6,630
Series MS 728, 4.01% (Liquidity Facility Morgan Stanley) (c)(e)	12,500	12,500

	Principal Amount (000s)	Value (000s)
Series PT 3184, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	$ 5,350	$ 5,350
Series SGA 116, 4.02% (Liquidity Facility Societe Generale) (c)(e)	8,365	8,365
		128,836
Tennessee - 3.7%
Bristol Health & Edl. Facilities Board Rev. Participating VRDN Series LB 03 L42J, 4.01% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)	37,615	37,615
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
4.05%, LOC Bank of America NA, VRDN (c)	1,405	1,405
4.05%, LOC Bank of America NA, VRDN (c)	20,300	20,300
4.05%, LOC Bank of America NA, VRDN (c)	34,300	34,300
4.05%, LOC Bank of America NA, VRDN (c)	28,225	28,225
Greeneville Health & Edl. Facilities Board (Laughlin Memorial Hosp. Proj.) 3.99%, LOC SunTrust Banks, Inc., VRDN (c)	29,400	29,400
Jackson Energy Auth. Wastewtr. Sys. Rev. 4% (FSA Insured), VRDN (c)	13,770	13,770
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. Participating VRDN Series PA 750, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	8,935	8,935
Memphis Elec. Sys. Rev. Participating VRDN Series Putters 1350, 4.01% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	4,610	4,610
Memphis Gen. Oblig.:
Participating VRDN Series IXIS 05 7, 4% (Liquidity Facility CDC Fin.-CDC IXIS) (c)(e)	5,700	5,700
3.55% 8/4/06 (Liquidity Facility WestLB AG), CP	9,000	9,000
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) 4%, LOC Bank of America NA, VRDN (c)	13,000	13,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev.:
(Tennessee County Ln. Pool Prog.):
Series 1999, 4%, LOC Bank of America NA, VRDN (c)	36,060	36,060
4.05%, LOC Bank of America NA, VRDN (c)	41,410	41,410
4.05%, LOC Bank of America NA, VRDN (c)	4,900	4,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Clipper 06 4, 4.01% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(e)	$ 5,000	$ 5,000
Shelby County Gen. Oblig. Participating VRDN Series EGL 00 4201, 4.02% (Liquidity Facility Citibank NA, New York) (c)(e)	8,000	8,000
Sullivan County Health, Edl. & Hosp. Rev. Participating VRDN Series LB 06 F6, 4.06% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)	8,700	8,700
		310,330
Texas - 17.9%
Alvin Independent School District Participating VRDN Series PT 3110, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,180	6,180
Arlington Spl. Oblig. Participating VRDN Series LB 05 L19, 4.04% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)	11,975	11,975
Austin Elec. Util. Sys. Rev. Participating VRDN:
Series EGL 01 4302 Class A, 4.02% (Liquidity Facility Citibank NA, New York) (c)(e)	10,000	10,000
Series SGA 131, 4.03% (Liquidity Facility Societe Generale) (c)(e)	8,605	8,605
4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	8,675	8,675
Austin Gen. Oblig. Participating VRDN Series EGL 00 4305, 4.02% (Liquidity Facility Citibank NA, New York) (c)(e)	5,955	5,955
Austin Util. Sys. Rev.:
Participating VRDN Series BA 98 V, 4.05% (Liquidity Facility Bank of America NA) (c)(e)	6,575	6,575
Series A, 3.51% 8/10/06, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	38,347	38,347
Austin Wtr. & Wastewtr. Sys. Rev.:
Participating VRDN:
Series EGL 00 4303, 4.02% (Liquidity Facility Citibank NA, New York) (c)(e)	5,000	5,000
Series Merlots 01 A63, 4.01% (Liquidity Facility Bank of New York, New York) (c)(e)	6,415	6,415
Series Putters 1319, 4.01% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	3,035	3,035
3.98% (FSA Insured), VRDN (c)	22,100	22,100

	Principal Amount (000s)	Value (000s)
Beaumont Wtrwks. & Swr. Sys. Participating VRDN Series Putters 859, 4.01% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	$ 5,510	$ 5,510
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 4.05%, LOC JPMorgan Chase Bank, VRDN (c)	4,000	4,000
Board of Regents of The Univ. of Texas Sys. Permanent Univ. Fund Participating VRDN Series Floaters 06 18, 4.01% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(e)	6,350	6,350
Canadian River Muni. Wtr. Auth.:
Bonds Series ROC II R 2204, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(e)(f)	8,595	8,595
Participating VRDN:
Series PT 2792, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,835	5,835
Series PT 3276, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,290	5,290
Canutillo Independent School District Participating VRDN Series PT 1936, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	4,820	4,820
Comal Independent School District Participating VRDN:
Series PT 1676, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,940	5,940
Series Solar 06 36, 4% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	6,695	6,695
Corpus Christi Gen. Oblig. Participating VRDN Series Putters 968, 4.01% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	4,405	4,405
Crowley Independent School District Participating VRDN Series MS 1171, 4.01% (Liquidity Facility Morgan Stanley) (c)(e)	5,105	5,105
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN:
Series EGL 01 4310 Class A, 4.02% (Liquidity Facility Citibank NA, New York) (c)(e)	6,290	6,290
Series ROC II R3014, 4.01% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(e)	5,150	5,150
Dallas County Util. & Reclamation District Rev. Participating VRDN Series PA 1136R, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,570	6,570
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series PT 3441, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	$ 8,755	$ 8,755
Denton County Gen. Oblig. Participating VRDN Series SGA 117, 4.02% (Liquidity Facility Societe Generale) (c)(e)	8,930	8,930
Denton Util. Sys. Rev. Participating VRDN:
Series MS 00 428, 4.01% (Liquidity Facility Morgan Stanley) (c)(e)	9,835	9,835
Series MS 01 635, 4.01% (Liquidity Facility Morgan Stanley) (c)(e)	15,210	15,210
Dickinson Independent School District Participating VRDN:
Series AAB 06 10, 4.02% (Liquidity Facility ABN-AMRO Bank NV) (c)(e)	12,615	12,615
Series DB 152, 4% (Liquidity Facility Deutsche Bank AG) (c)(e)	6,270	6,270
Duncanville Independent School District Participating VRDN:
Series MSTC 3000, 4.08% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	8,280	8,280
Series PT 3209, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	4,345	4,345
Edinburg Consolidated Independent School District Participating VRDN Series SGA 106, 4.03% (Liquidity Facility Societe Generale) (c)(e)	2,485	2,485
El Paso County Hosp. District Combination Tax and Rev. Participating VRDN Series Solar 06 32, 4% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	7,000	7,000
El Paso Gen. Oblig.:
Series 2004 B, 3.75% 9/1/06, CP	9,775	9,775
Series A, 3.75% 9/1/06, CP	4,800	4,800
Elgin Independent School District Participating VRDN Series DB 166, 4% (Liquidity Facility Deutsche Bank AG) (c)(e)	5,655	5,655
Frisco Gen. Oblig. Participating VRDN:
Series MSTC 01 170, 4.03% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	13,105	13,105
Series PT 1905, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	4,060	4,060
Frisco Independent School District Participating VRDN:
Series Putters 476, 4.01% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	3,155	3,155
Series SGC 06 1, 4.01% (Liquidity Facility Societe Generale) (c)(e)	5,700	5,700

	Principal Amount (000s)	Value (000s)
Harlandale Independent School District Participating VRDN Series SGA 100, 4.03% (Liquidity Facility Societe Generale) (c)(e)	$ 7,480	$ 7,480
Harris County Gen. Oblig.:
Participating VRDN:
Series EGL 02 6012 Class A, 4.02% (Liquidity Facility Citibank NA, New York) (c)(e)	4,000	4,000
Series PA 02 1095, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	11,185	11,185
Series Putters 545, 4.01% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	4,670	4,670
Series Putters 646, 4.01% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	4,205	4,205
Series A1, 3.62% 8/4/06, CP	10,668	10,668
Harris County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series LB 05 L15, 4.01% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)	6,445	6,445
Harris County Health Facilities Dev. Corp. Rev.:
(Methodist Hosp. Proj.) Series B, 4.15%, VRDN (c)	7,600	7,600
(Saint Dominic Village Proj.) Series 2000, 4.05%, LOC JPMorgan Chase Bank, VRDN (c)	4,595	4,595
Harris County-Houston Sports Auth. Rev. Participating VRDN Series PZ 95, 4.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	15,180	15,180
Harris County-Houston Sports Auth. Spl. Rev. (Rodeo Proj.) Series 2001 C, 4.03% (MBIA Insured), VRDN (c)	10,900	10,900
Hays Consolidated Independent School District Participating VRDN Series Putters 632, 4.01% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	3,180	3,180
HFDC of Central Texas, Inc. Hosp. Rev. Bonds Series Putters 1233, 3.4%, tender 2/15/07 (Liquidity Facility JPMorgan Chase & Co.) (c)(e)(f)	14,990	14,990
Houston Arpt. Sys. Rev. Participating VRDN:
Series EGL 01 4306, 4.02% (Liquidity Facility Citibank NA, New York) (c)(e)	8,910	8,910
Series MS 845, 4.01% (Liquidity Facility Morgan Stanley) (c)(e)	3,010	3,010
Series SG 03 161, 4.01% (Liquidity Facility Societe Generale) (c)(e)	3,900	3,900
Houston Gen. Oblig.:
Bonds Series PT 969, 2.95%, tender 7/20/06 (Liquidity Facility DEPFA BANK PLC) (c)(e)(f)	18,835	18,835
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Gen. Oblig.: - continued
Participating VRDN Series EGL 04 23 Class A, 4.02% (Liquidity Facility Citibank NA) (c)(e)	$ 4,950	$ 4,950
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series EGL 01 4303 Class A, 4.02% (Liquidity Facility Citibank NA, New York) (c)(e)	7,500	7,500
Houston Independent School District Bonds Series Putters 1078, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase & Co.) (c)(e)(f)	2,925	2,925
Houston Occupancy Tax and Spl. Rev. Participating VRDN Series MSTC 06 254, 4.08% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	3,400	3,400
Houston Util. Sys. Rev. Participating VRDN:
Series EGL 06 78 Class A, 4.02% (Liquidity Facility Citibank NA) (c)(e)	17,000	17,000
Series Putters 669, 4.01% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	6,440	6,440
Series Putters 906, 4.01% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	5,000	5,000
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series BA 02 F, 4.05% (Liquidity Facility Bank of America NA) (c)(e)	6,525	6,525
Series MSTC 01 111, 4.02% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	6,000	6,000
Series SG 120, 4% (Liquidity Facility Societe Generale) (c)(e)	7,705	7,705
Humble Independent School District Participating VRDN Series Solar 06 20, 4% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	14,540	14,540
Keller Independent School District Participating VRDN Series PT 2280, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,330	6,330
Leander Independent School District Participating VRDN:
Series PT 2405, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,270	5,270
Series Putters 507, 4.01% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	7,220	7,220
Liberty Hill Independent School District Participating VRDN Series TOC 06 A, 4.01% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(e)	7,655	7,655
Lower Colorado River Auth. Rev.:
Participating VRDN Series EGL 00 4302, 4.02% (Liquidity Facility Citibank NA, New York) (c)(e)	5,880	5,880

	Principal Amount (000s)	Value (000s)
3.8% 9/6/06 (Liquidity Facility JPMorgan Chase Bank), CP	$ 13,200	$ 13,200
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN Series ROC II R4530, 4.01% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(e)	3,755	3,755
Lufkin Health Facilities Dev. Corp. Health Sys. Rev. (Memorial Health Sys. of East Texas Proj.) Series A, 4.09%, LOC Allied Irish Banks PLC, VRDN (c)	16,185	16,185
Mansfield Independent School District Participating VRDN Series PA 1174, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	10,080	10,080
McKinney Independent School District Participating VRDN Series Floaters 2006 26, 4.01% (Liquidity Facility Wells Fargo & Co.) (c)(e)	9,935	9,935
Mesquite Independent School District Participating VRDN Series PT 2192, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,255	6,255
Mission Consolidated Independent School District Participating VRDN Series SGA 105, 4.03% (Liquidity Facility Societe Generale) (c)(e)	6,000	6,000
North Central Health Facilities Dev. Corp. Rev. Bonds (Dallas Methodist Hosp. Proj.) Series 1999, 3.38% tender 8/7/06 (AMBAC Insured) (Liquidity Facility Dexia Cr. Local de France), CP mode	12,000	12,000
North East Texas Independent School District Participating VRDN Series PT 1249, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	18,340	18,340
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN Series ROC II R6074, 4.01% (Liquidity Facility Citibank NA) (c)(e)	7,345	7,345
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Participating VRDN:
Series AAB 06 6, 4.02% (Liquidity Facility ABN-AMRO Bank NV) (c)(e)	10,015	10,015
Series SG 168, 4% (Liquidity Facility Societe Generale) (c)(e)	26,100	26,100
Odessa Wtr. & Swr. Rev. Participating VRDN Series EGL 01 4307, 4.02% (Liquidity Facility Citibank NA, New York) (c)(e)	2,085	2,085
Plano Independent School District Bonds:
Series ROC II R2106, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(e)(f)	10,830	10,830
3.35%, tender 8/15/06 (Permanent School Fund of Texas Guaranteed) (c)	16,115	16,115
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.) 3.98%, VRDN (c)	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Rockwall Independent School District Participating VRDN Series MSTC 01 123, 4.02% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	$ 12,100	$ 12,100
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series PT 1977, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	7,275	7,275
Series SG 105, 4% (Liquidity Facility Societe Generale) (c)(e)	54,300	54,300
Series A, 3.63% 8/3/06, CP	7,000	7,000
4.01% (Liquidity Facility Bank of America NA), VRDN (c)	87,300	87,300
San Antonio Hotel Occupancy Tax Rev. Participating VRDN Series SG 51, 4% (Liquidity Facility Societe Generale) (c)(e)	6,250	6,250
San Antonio Independent School District:
Bonds Series AAB 01 28, 4.02%, tender 7/7/06 (Liquidity Facility ABN-AMRO Bank NV) (c)(e)	3,400	3,400
Participating VRDN Series PT 1600, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	12,060	12,060
San Antonio Wtr. Sys. Rev. Participating VRDN:
Series EGL 05 3005 Class A, 4.02% (Liquidity Facility Citibank NA) (c)(e)	6,055	6,055
Series EGL 06 5 Class A, 4.02% (Liquidity Facility Citibank NA) (c)(e)	14,500	14,500
Series Merlots 00 VV, 4.01% (Liquidity Facility Wachovia Bank NA) (c)(e)	21,000	21,000
Series MS 1237, 4.01% (Liquidity Facility Morgan Stanley) (c)(e)	18,750	18,750
Series MSTC 01 132, 4.02% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	1,600	1,600
Schertz/Seguin Local Govt. Corp. Contract Rev. Participating VRDN Series MSTC 01 114, 4.03% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	9,995	9,995
Socorro Independent School District Participating VRDN:
Series EGL 00 4306, 4.02% (Liquidity Facility Citibank NA, New York) (c)(e)	5,900	5,900
Series PT 2653, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	11,035	11,035
Series Putters 1036, 4.01% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	9,670	9,670
Spring Independent School District Participating VRDN Series Solar 06 62, 4% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	13,000	13,000

	Principal Amount (000s)	Value (000s)
Tarrant County Health Facilities Dev. Corp. Health Sys. Rev. Participating VRDN Series Merlots 00 BB, 4.01% (Liquidity Facility Wachovia Bank NA) (c)(e)	$ 7,880	$ 7,880
Temple Independent School District Participating VRDN Series DB 136, 4% (Liquidity Facility Deutsche Bank AG) (c)(e)	8,195	8,195
Texas A&M Univ. Rev.:
Participating VRDN Series ROC II R4005, 4.01% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(e)	4,945	4,945
Series 1993 B, 3.53% 9/8/06, CP	14,100	14,100
Texas Gen. Oblig.:
Participating VRDN:
Series MS 1147, 4.01% (Liquidity Facility Morgan Stanley) (c)(e)	4,005	4,005
Series Putters 05 1013A, 4.01% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	3,655	3,655
Series Putters 1361, 4.01% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	8,775	8,775
Series SGB 58, 4.01% (Liquidity Facility Societe Generale) (c)(e)	5,800	5,800
Series Solar 06 57, 4% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	5,100	5,100
TRAN 4.5% 8/31/06	175,965	176,332
Texas Muni. Pwr. Agcy. Rev. Participating VRDN Series Putters 1332, 4.01% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	4,485	4,485
Texas Pub. Fin. Auth. Series 2002 B, 3.65% 9/8/06 (Liquidity Facility Texas Gen. Oblig.), CP	7,000	7,000
Texas State Univ. Sys. Fing. Rev. Participating VRDN:
Series PT 3473, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	8,130	8,130
Series PT 3474, 4.01% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	12,785	12,785
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN Series Putters 1329, 4.01% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	16,505	16,505
The Colony Wtr. & Swr. Sys. Rev. Participating VRDN Series PT 2369, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	7,395	7,395
Trinity River Auth. Rev. Participating VRDN Series Putters 1061, 4.01% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	5,255	5,255
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tyler Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series PT 833, 4% (Liquidity Facility Svenska Handelsbanken AB) (c)(e)	$ 22,395	$ 22,395
United Independent School District Participating VRDN Series PT 3121, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,765	5,765
Univ. of North Texas Univ. Rev.:
Participating VRDN Series SGA 146, 4.03% (Liquidity Facility Societe Generale) (c)(e)	3,000	3,000
3.6% 8/9/06, CP	8,550	8,550
Univ. of Texas Univ. Revs. Participating VRDN:
Series MS 98 97, 4.01% (Liquidity Facility Morgan Stanley) (c)(e)	27,115	27,115
Series Putters 1328, 4.01% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	8,675	8,675
Series Putters 584, 4.01% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	7,495	7,495
Series Putters 592, 4.01% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	5,565	5,565
Waco Gen. Oblig. Participating VRDN Series PT 2098, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,440	5,440
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series SGA 148, 4.03% (Liquidity Facility Societe Generale) (c)(e)	4,000	4,000
White Settlement Independent School District Participating VRDN Series PT 3047, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	7,095	7,095
Ysleta Independent School District Participating VRDN Series Putters 1051, 4.01% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	5,855	5,855
		1,498,207
Utah - 1.2%
Central Utah Wtr. Conservatory District Participating VRDN Series PT 2420, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,285	5,285
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series 1985 E2, 3.6%, tender 12/1/06 (AMBAC Insured) (c)	4,260	4,260
Participating VRDN Series MS 00 409, 4.01% (Liquidity Facility Morgan Stanley) (c)(e)	13,800	13,800
Series 1997 B2:
3.54% 9/5/06 (Liquidity Facility Bank of Nova Scotia), CP	12,700	12,700

	Principal Amount (000s)	Value (000s)
3.73% 9/18/06 (Liquidity Facility Bank of Nova Scotia), CP	$ 9,000	$ 9,000
Murray City Hosp. Rev. (IHC Health Services, Inc. Proj.):
Series C, 3.98% (Liquidity Facility Citibank NA), VRDN (c)	27,500	27,500
Series D, 3.97% (Liquidity Facility Citibank NA), VRDN (c)	6,500	6,500
Salt Lake City Sales Tax Rev. 4.01% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	14,450	14,450
Utah Gen. Oblig. Participating VRDN Series Putters 1370, 4.01% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	5,600	5,600
		99,095
Vermont - 0.1%
Vermont Hsg. Fin. Agcy. Student Hsg. Fin. Agcy. (West Block Univ. of Vermont Apts. Proj.) Series 2004 A, 3.99%, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	12,075	12,075
Virginia - 1.4%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 4.06% (Liquidity Facility Lloyds TSB Bank PLC) (c)(e)	4,300	4,300
Fairfax County Econ. Dev. Auth. Student Hsg. Rev. (George Mason Univ. Foundation, Inc., Proj.) 3.99%, LOC SunTrust Banks, Inc., VRDN (c)	17,450	17,450
Loudoun County Gen. Oblig. Participating VRDN Series Putters 451, 4.01% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	3,885	3,885
Portsmouth Participating VRDN Series ROC II R6054, 4.01% (Liquidity Facility Citibank NA) (c)(e)	3,175	3,175
Univ. of Virginia Univ. Revs. Participating VRDN:
Series EGL 06 17 Class A, 4.02% (Liquidity Facility Citibank NA) (c)(e)	12,200	12,200
Series MS 856, 4.01% (Liquidity Facility Morgan Stanley) (c)(e)	3,000	3,000
Upper Occoquan Swr. Auth. Reg'l. Swr. Rev. Participating VRDN Series MSTC 01 159, 4.02% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	11,495	11,495
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN:
Series MS 01 721, 4.01% (Liquidity Facility Morgan Stanley) (c)(e)	28,105	28,105
Series Putters 134, 4.01% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	14,320	14,320
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Commonwealth Trans. Board Trans. Rev. Participating VRDN Series MS 01 727, 4.01% (Liquidity Facility Morgan Stanley) (c)(e)	$ 3,665	$ 3,665
Virginia Pub. School Auth. Participating VRDN Series Putters 139, 4.01% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	16,900	16,900
		118,495
Washington - 5.2%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series PT 3449, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,925	6,925
Clark County Gen. Oblig. Participating VRDN Series Putters 541, 4.01% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	3,965	3,965
Clark County School District #114, Evergreen Participating VRDN Series PT 1575, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,115	5,115
Clover Park School District #400, Pierce County Gen. Oblig. Participating VRDN Series Tops 06 35, 4.02% (Liquidity Facility ABN-AMRO Bank NV) (c)(e)	10,815	10,815
Energy Northwest Elec. Rev. Participating VRDN:
Series EGL 06 65 Class A, 4.02% (Liquidity Facility Citibank NA) (c)(e)	19,905	19,905
Series PA 825, 4.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,245	6,245
Series PT 1978, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,525	6,525
Series PT 2165, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,365	5,365
Series Putters 256, 4.01% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	4,545	4,545
Series ROC II R4524, 4.01% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(e)	5,030	5,030
Everett Gen. Oblig. 4.05%, LOC Bank of America NA, VRDN (c)	2,600	2,600
King & Snohomish Counties School District #417 Northshore Participating VRDN Series PT 1789, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,390	5,390
King County Gen. Oblig. Participating VRDN:
Series MS 1242, 4.01% (Liquidity Facility Morgan Stanley) (c)(e)	7,000	7,000

	Principal Amount (000s)	Value (000s)
Series PT 2170, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	$ 8,015	$ 8,015
King County Pub. Hosp. District #2 Participating VRDN Series PT 2469, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	7,890	7,890
King County Swr. Rev. Participating VRDN:
Series MS 01 554, 4.01% (Liquidity Facility Morgan Stanley) (c)(e)	9,590	9,590
Series Solar 06 77, 4% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	7,670	7,670
Marysville Wtr. & Swr. Rev. Participating VRDN Series Putters 909, 4.01% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	7,315	7,315
Port of Seattle Rev.:
Participating VRDN:
Series PT 3043, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	8,380	8,380
Series PT 3499, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	7,250	7,250
Series 2001 A1, 3.68% 9/12/06, LOC Bank of America NA, CP	7,670	7,670
3.75% 9/7/06, LOC Bank of America NA, CP	7,060	7,060
Port of Tacoma Rev. Participating VRDN Series PT 2164, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	7,910	7,910
Seattle Drain & Wastewtr. Util. Rev. Participating VRDN Series SG 00 135, 4% (Liquidity Facility Societe Generale) (c)(e)	19,885	19,885
Seattle Drainage & Wastewtr. Rev. Participating VRDN Series PT 1604, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	8,745	8,745
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN:
Series SGA 85, 4.02% (Liquidity Facility Societe Generale) (c)(e)	16,600	16,600
Series SGA 96, 4.02% (Liquidity Facility Societe Generale) (c)(e)	14,955	14,955
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) 4.05%, LOC Bank of America NA, VRDN (c)	3,000	3,000
Spokane County School District #81 Participating VRDN Series ROC II R4000, 4.01% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(e)	3,555	3,555
Tulalip Tribes of The Tulalip Reservation Spl. Rev. 4.02%, LOC Bank of America NA, VRDN (c)	10,430	10,430
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 4.01% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(e)	$ 18,570	$ 18,570
Series EGL 00 4703, 4.02% (Liquidity Facility Citibank NA, New York) (c)(e)	14,140	14,140
Series EGL 00 4704, 4.02% (Liquidity Facility Citibank NA, New York) (c)(e)	3,065	3,065
Series EGL 00 4705, 4.02% (Liquidity Facility Citibank NA, New York) (c)(e)	8,235	8,235
Series EGL 96 4701, 4.02% (Liquidity Facility Citibank NA, New York) (c)(e)	14,015	14,015
Series MS 00 388, 4.01% (Liquidity Facility Morgan Stanley) (c)(e)	12,145	12,145
Series PT 2563, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	9,440	9,440
Series PT 2735, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	9,420	9,420
Series Putters 1359, 4.04% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	1,600	1,600
Series Putters 1360, 4.04% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	1,700	1,700
Series RobIns 6, 4.01% (Liquidity Facility Bank of New York, New York) (c)(e)	13,095	13,095
Washington Health Care Facilities Auth. Rev.:
Participating VRDN Series FRRI 02 L45J, 4.01% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)	41,610	41,610
(Seattle Cancer Care Alliance Proj.) 3.99%, LOC Key Bank NA, VRDN (c)	4,250	4,250
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) 3.99%, LOC Bank of America NA, VRDN (c)	24,975	24,975
Washington Hsg. Fin. Commission Nonprofit Rev. (Wesley Homes Proj.):
Series A, 4%, LOC Bank of America NA, VRDN (c)	11,000	11,000
Series B, 4%, LOC Bank of America NA, VRDN (c)	4,100	4,100
		436,705

	Principal Amount (000s)	Value (000s)
West Virginia - 0.4%
West Virginia Gen. Oblig. Participating VRDN:
Series AAB 00 12, 4% (Liquidity Facility ABN-AMRO Bank NV) (c)(e)	$ 6,000	$ 6,000
Series Putters 1114, 4.01% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	4,250	4,250
West Virginia Higher Ed. Policy Commission Rev. Participating VRDN Series Solar 06 50, 4% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	10,380	10,380
West Virginia Hosp. Fin. Auth. Rev. (Pallottine Health Svcs. Proj.) 3.98%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	10,000	10,000
		30,630
Wisconsin - 1.7%
Green Bay Wtr. Sys. Rev. Participating VRDN Series PT 2396, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,730	5,730
Manitowoc Elec. Rev. Participating VRDN Series DB 110, 4% (Liquidity Facility Deutsche Bank AG) (c)(e)	14,340	14,340
Milwaukee County Gen. Oblig. RAN Series M6, 5.5% 9/7/06	10,000	10,035
Milwaukee Redev. Auth. Rev. Participating VRDN Series PT 2042, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,970	5,970
Milwaukee Swr. Rev. Participating VRDN Series ROC II R4500, 4.01% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(e)	3,550	3,550
Univ. of Wisconsin Hosp. & Clinics Auth. Participating VRDN Series Merlots 00 RR, 4.01% (Liquidity Facility Wachovia Bank NA) (c)(e)	7,000	7,000
Wilmot Union High School District Participating VRDN Series PT 2275, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,175	5,175
Wisconsin Gen. Oblig. Participating VRDN Series Putters 1321, 4.01% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	4,150	4,150
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series PT 761, 4% (Liquidity Facility Svenska Handelsbanken AB) (c)(e)	20,000	20,000
Series RobIns 03 A, 4.02% (Liquidity Facility Bank of New York, New York) (c)(e)	7,450	7,450
(Aurora Health Care, Inc. Sys. Proj.) Series B, 4%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	18,185	18,181
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Riverview Hosp. Assoc. Proj.) Series 2001, 4.09%, LOC U.S. Bank NA, Minnesota, VRDN (c)	$ 7,600	$ 7,600
(The Lutheran Home, Inc. Proj.) 4%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	5,000	5,000
(Wheaton Franciscan Svcs., Inc. Proj.) Series B, 3.97%, LOC U.S. Bank NA, Minnesota, VRDN (c)	13,750	13,750
Wisconsin Trans. Rev. Series 1997 A, 3.75% 9/7/06 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	10,000	10,000
		137,931
	Shares
Other - 2.5%
Fidelity Tax-Free Cash Central Fund, 3.98% (a)(d)	210,562,000	210,562
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $8,195,590)	8,195,590
NET OTHER ASSETS - 2.1%	175,013
NET ASSETS - 100%	$ 8,370,603
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $142,345,000 or 1.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Canadian River Muni. Wtr. Auth. Bonds Series ROC II R 2204, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	5/25/05	$ 8,595
Florida Gen. Oblig. Bonds Series Merlots 05 A22, 3.35%, tender 11/14/06 (Liquidity Facility Wachovia Bank NA)	11/16/05	$ 33,975
HFDC of Central Texas, Inc. Hosp. Rev. Bonds Series Putters 1233, 3.4%, tender 2/15/07 (Liquidity Facility JPMorgan Chase & Co.)	1/20/06	$ 14,990
Hollywood Gen. Oblig. Bonds Series Putters 934, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase Bank)	3/28/06	$ 6,345
Houston Gen. Oblig. Bonds Series PT 969, 2.95%, tender 7/20/06 (Liquidity Facility DEPFA BANK PLC)	5/27/04	$ 18,835
Houston Independent School District Bonds Series Putters 1078, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase & Co.)	3/28/06	$ 2,925
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series ROC II R4011, 3.54%, tender 8/17/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	5/31/06	$ 7,335
Missouri Board of Pub. Bldgs. State Office Bldg. Spl. Oblig. Bonds Series Putters 382, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase Bank)	4/27/05 - 3/16/06	$ 7,980
Orange County School Board Ctfs. of Prtn. Bonds Series ROC II R 2182, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	3/14/05	$ 3,435
Plano Independent School District Bonds Series ROC II R2106, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	3/8/06	$ 10,830
Wichita Hosp. Rev. Bonds Series MT 170, 3.43%, tender 2/1/07 (Liquidity Facility Landesbank Hessen-Thuringen)	11/10/05 - 2/1/06	$ 27,100
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 1,861
Income Tax Information
At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $8,195,590,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Treasury Portfolio

June 30, 2006

TRES-QTLY-0806

1.803306.102

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 3.9%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 3.9%
7/27/06 to 8/3/06	4.45 to 4.50%	$ 339,165	$ 337,939
Repurchase Agreements - 96.4%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Treasury Obligations) dated 6/30/06 due 7/3/06 at:
4.51% (b)	$ 550,012	549,805
4.61% (b)	7,374,806	7,371,975
With:
Merrill Lynch Government Securities, Inc. at 5.1%, dated 3/30/06 due 3/30/07 (Collateralized by U.S. Treasury Obligations valued at $104,343,854, 2.38%, 4/15/11)	105,171	100,000
UBS Warburg LLC At:
5.1%, dated 6/22/06 due 7/21/06 (Collateralized by U.S. Treasury Obligations valued at $239,992,793, 1.88%, 7/15/13)	233,957	233,000
5.25%, dated 6/7/06 due 1/3/07 (Collateralized by U.S. Treasury Obligations valued at $242,879,796, 2% - 4.13%, 7/15/14 - 5/15/15)	241,166	234,000
TOTAL REPURCHASE AGREEMENTS		8,488,780
TOTAL INVESTMENT PORTFOLIO - 100.3% ($8,826,719)	8,826,719
NET OTHER ASSETS - (0.3)%	(22,190)
NET ASSETS - 100%	$ 8,804,529
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
(b) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (000s)
$549,805,000 due 7/3/06 at 4.51%
Banc of America Securities LLC.	$ $110,419
Deutsche Bank Securities Inc.	213,590
Merrill Lynch Government Securities, Inc.	225,796
$ 549,805

$7,371,974,998 due 7/3/06 at 4.61%
Bear Stearns & Co. Inc.	$ $1,867,895
BNP Paribas Securities Corp	1,085,387
HSBC Securities (USA), Inc..	933,948
J.P. Morgan Securities, Inc.	1,120,737
Merrill Lynch, Pierce, Fenner & Smith	1,766,282
Mizuho Securities USA Inc.	597,726
$ 7,371,975
Income Tax Information
At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $8,826,719,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Treasury Only Portfolio

June 30, 2006

TO-QTLY-0806

1.803305.102

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 100.0%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 82.7%
7/6/06 to 12/28/06	4.27 to 5.17%	$ 1,161,707	$ 1,155,208
U.S. Treasury Notes - 17.3%
7/15/06 to 11/30/06	4.79 to 5.33	242,581	241,667
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,396,875)	1,396,875
NET OTHER ASSETS - 0.0%	46
NET ASSETS - 100%	$ 1,396,921
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
Income Tax Information
At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $1,396,875,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Colchester Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 28, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 28, 2006